UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2006

1.824865.102

TBD-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 10.8%
		Principal Amount	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 47,312
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	98,000
Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)		120,000	121,800
9% 7/1/15		500,000	512,500
Tenneco, Inc. 8.625% 11/15/14		555,000	564,713
TRW Automotive Acquisition Corp. 9.375% 2/15/13		87,000	93,308
Visteon Corp. 7% 3/10/14		690,000	607,200
			1,997,521
Automobiles - 0.1%
General Motors Corp.:
6.375% 5/1/08		800,000	791,000
8.25% 7/15/23		800,000	729,000
			1,520,000
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		340,000	358,700
Carriage Services, Inc. 7.875% 1/15/15		650,000	627,250
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14 (f)		300,000	309,750
10.25% 6/1/16 (f)		300,000	317,250
Service Corp. International:
6.5% 3/15/08		75,000	75,000
6.75% 4/1/16		1,205,000	1,183,913
7.375% 10/1/14		300,000	312,000
7.625% 10/1/18		220,000	229,900
			3,413,763
Hotels, Restaurants & Leisure - 0.4%
Carrols Corp. 9% 1/15/13		105,000	107,100
Chukchansi Economic Development Authority 8% 11/15/13 (f)		200,000	206,500
Felcor Lodging LP 9% 6/1/11 (h)		150,000	159,375
Festival Fun Parks LLC 10.875% 4/15/14		250,000	248,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.:
6.75% 11/15/14		$ 1,050,000	$ 1,015,875
8% 11/15/13		225,000	230,625
Herbst Gaming, Inc.:
7% 11/15/14		250,000	240,000
8.125% 6/1/12		70,000	71,400
Host Marriott LP:
6.375% 3/15/15		250,000	245,313
6.75% 6/1/16		100,000	100,375
7.125% 11/1/13		35,000	35,744
ITT Corp. 7.375% 11/15/15		250,000	256,875
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,301,525
MGM Mirage, Inc.:
6% 10/1/09		50,000	49,875
6.75% 9/1/12		500,000	492,500
6.875% 4/1/16		135,000	130,444
8.375% 2/1/11		180,000	187,650
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,350
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11		80,000	80,400
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09		225,000	228,375
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)		30,000	30,675
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	70,263
7.25% 5/1/12		350,000	351,313
Six Flags, Inc.:
8.875% 2/1/10		400,000	383,500
9.625% 6/1/14		995,000	905,450
9.75% 4/15/13		55,000	50,600
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	99,875
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	264,885
Station Casinos, Inc.:
6.5% 2/1/14		40,000	37,150
6.625% 3/15/18		50,000	45,500
6.875% 3/1/16		305,000	284,794
Town Sports International, Inc. 9.625% 4/15/11		106,000	111,565
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc. 6.75% 2/15/14		$ 310,000	$ 306,513
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	27,600
9% 1/15/12		280,000	288,400
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		40,000	42,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,044,100
			11,179,184
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		480,000	466,800
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	47,125
6.5% 1/15/14		100,000	96,130
8.875% 4/1/12		10,000	10,000
KB Home 7.25% 6/15/18		100,000	98,375
Sealy Mattress Co. 8.25% 6/15/14		50,000	51,750
Technical Olympic USA, Inc. 8.25% 4/1/11 (f)		200,000	189,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		290,000	308,488
WCI Communities, Inc. 9.125% 5/1/12		35,000	33,600
			1,301,268
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	480,000
Media - 1.2%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	572,910
Cablemas SA de CV 9.375% 11/15/15		100,000	107,250
Cablevision Systems Corp.:
8% 4/15/12		340,000	334,900
9.87% 4/1/09 (h)		340,000	355,300
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	135,300
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		290,000	282,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		615,000	641,138
10.25% 9/15/10		100,000	104,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		$ 370,000	$ 383,875
Cinemark, Inc. 0% 3/15/14 (c)		100,000	82,500
Comcast Corp. 6.45% 3/15/37		7,845,000	8,076,749
Cox Communications, Inc. 6.45% 12/1/36 (f)		2,730,000	2,751,717
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(h)		460,000	450,800
8.125% 7/15/09		365,000	377,319
Dex Media, Inc.:
0% 11/15/13 (c)		95,000	84,075
0% 11/15/13 (c)		5,000	4,425
8% 11/15/13		260,000	265,850
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	446,625
6.625% 10/1/14		400,000	388,000
7.125% 2/1/16		750,000	743,475
Globo Communicacoes e Partcipacoes LTDA 9.375%		1,190,000	1,204,875
Houghton Mifflin Co.:
0% 10/15/13 (c)		450,000	428,625
8.25% 2/1/11		500,000	515,000
9.875% 2/1/13		445,000	480,600
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,780
Liberty Media Corp.:
5.7% 5/15/13		450,000	427,500
8.5% 7/15/29		630,000	649,144
LodgeNet Entertainment Corp. 9.5% 6/15/13		440,000	474,100
Net Servicos de Communicacao SA 9.25% 12/31/49 (f)		280,000	281,750
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,812
News America, Inc. 6.2% 12/15/34		5,330,000	5,315,806
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	652,750
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)(f)		300,000	199,125
10% 8/1/14 (f)		400,000	424,000
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	88,200
Paxson Communications Corp.:
8.6238% 1/15/12 (f)(h)		700,000	710,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Paxson Communications Corp.: - continued
11.6238% 1/15/13 (f)(h)		$ 400,000	$ 404,000
Quebecor Media, Inc. 7.75% 3/15/16		450,000	454,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		280,000	293,300
10.375% 9/1/14 (f)		30,000	33,375
The Reader's Digest Association, Inc. 6.5% 3/1/11		815,000	835,375
Time Warner Entertainment Co. LP 8.375% 7/15/33		1,000,000	1,241,579
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,579,980
Visant Holding Corp. 8.75% 12/1/13		450,000	461,250
			37,198,009
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15		100,000	108,130
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		60,000	60,300
9% 6/15/12		265,000	274,275
AutoNation, Inc. 7% 4/15/14		50,000	50,063
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	956,800
Michaels Stores, Inc. 10% 11/1/14 (f)		300,000	306,375
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	85,725
Sally Holdings LLC:
9.25% 11/15/14 (f)		160,000	163,200
10.5% 11/15/16 (f)		230,000	235,175
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,296,625
United Auto Group, Inc. 9.625% 3/15/12		50,000	52,563
			3,481,101
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12		190,000	191,900
Levi Strauss & Co.:
8.875% 4/1/16		100,000	102,250
9.75% 1/15/15		180,000	192,150
10.1216% 4/1/12 (h)		320,000	328,800
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
12.25% 12/15/12		$ 315,000	$ 351,225
Warnaco, Inc. 8.875% 6/15/13		300,000	317,250
			1,483,575
TOTAL CONSUMER DISCRETIONARY			62,162,551
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons, Inc.:
7.45% 8/1/29		250,000	245,120
7.75% 6/15/26		210,000	210,743
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)		365,000	384,163
Stater Brothers Holdings, Inc. 8.125% 6/15/12		330,000	333,300
SUPERVALU, Inc. 7.5% 11/15/14		510,000	520,838
			1,694,164
Food Products - 0.1%
Bertin Ltda 10.25% 10/5/16 (f)		205,000	214,225
Gruma SA de CV 7.75%		300,000	309,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	388,500
NPI Merger Corp. 9.4% 10/15/13 (f)(h)		20,000	20,600
Pierre Foods, Inc. 9.875% 7/15/12		540,000	552,150
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	81,400
			1,926,375
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	93,375
TOTAL CONSUMER STAPLES			3,713,914
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Complete Production Services, Inc. 8% 12/15/16 (f)		470,000	474,700
Hanover Compressor Co.:
7.5% 4/15/13		480,000	481,200
8.625% 12/15/10		20,000	20,800
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Equipment Trust 8.75% 9/1/11		$ 50,000	$ 52,188
Universal Compression, Inc. 7.25% 5/15/10		290,000	290,725
			1,319,613
Oil, Gas & Consumable Fuels - 1.0%
ANR Pipeline, Inc. 9.625% 11/1/21		350,000	455,000
Arch Western Finance LLC 6.75% 7/1/13		350,000	344,313
Atlas Pipeline Partners LP 8.125% 12/15/15		290,000	295,800
Berry Petroleum Co. 8.25% 11/1/16		320,000	320,000
Chaparral Energy, Inc. 8.5% 12/1/15		530,000	528,675
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	286,125
6.625% 1/15/16		225,000	221,625
6.875% 1/15/16		350,000	349,563
7.5% 9/15/13		300,000	309,000
7.625% 7/15/13		200,000	208,000
7.75% 1/15/15		430,000	442,900
Colorado Interstate Gas Co.:
5.95% 3/15/15		510,000	496,613
6.8% 11/15/15		80,000	82,400
Drummond Co., Inc. 7.375% 2/15/16 (f)		630,000	607,950
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,313,513
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,552,254
El Paso Corp.:
6.375% 2/1/09		455,000	460,442
6.5% 6/1/08		400,000	402,512
6.7% 2/15/27		65,000	64,903
7.75% 6/15/10		850,000	891,395
7.875% 6/15/12		1,500,000	1,567,500
El Paso Energy Corp.:
7.375% 12/15/12		5,000	5,125
7.75% 1/15/32		15,000	16,098
8.05% 10/15/30		95,000	101,888
El Paso Production Holding Co. 7.75% 6/1/13		390,000	398,775
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	49,500
Giant Industries, Inc. 8% 5/15/14		130,000	140,888
Massey Energy Co.:
6.625% 11/15/10		40,000	40,000
6.875% 12/15/13		485,000	451,050
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		$ 240,000	$ 242,252
Newfield Exploration Co. 6.625% 9/1/14		90,000	89,550
Nexen, Inc. 5.875% 3/10/35		600,000	580,207
Northwest Pipeline Corp. 7% 6/15/16		300,000	307,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	55,000
8.25% 3/15/13		390,000	410,475
Pan American Energy LLC 7.75% 2/9/12 (f)		555,000	564,713
Pemex Project Funding Master Trust:
7.75%		1,468,000	1,523,050
8.625% 2/1/22		300,000	371,250
Petrobras Energia SA 9.375% 10/30/13		55,000	61,875
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,317,625
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		411,541	409,998
8.22% 4/1/17 (f)		450,000	443,250
Plains All American Pipeline LP 6.65% 1/15/37 (f)		3,055,000	3,205,880
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	376,350
7.375% 7/15/13		440,000	445,500
Ras Laffan LNG III 6.332% 9/30/27 (f)		1,840,000	1,935,054
Ship Finance International Ltd. 8.5% 12/15/13		330,000	325,875
Southern Star Central Corp. 6.75% 3/1/16		60,000	60,180
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		440,000	444,400
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,100
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	100,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		215,000	217,688
Williams Companies, Inc.:
7.125% 9/1/11		255,000	263,925
7.625% 7/15/19		30,000	31,800
7.875% 9/1/21		35,000	37,406
8.125% 3/15/12		280,000	301,350
8.75% 3/15/32		165,000	185,625
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (f)		100,000	102,625
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
10% 11/2/28		$ 125,000	$ 148,906
yankee 9.125% 2/24/09		275,000	290,125
			28,285,341
TOTAL ENERGY			29,604,954
FINANCIALS - 2.2%
Capital Markets - 0.3%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	453,200
7.875% 12/1/15		400,000	426,000
8% 6/15/11		815,000	847,600
JPMorgan Chase Capital XX 6.55% 9/29/36		6,015,000	6,348,917
			8,075,717
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (h)		1,025,000	1,013,469
Bank of America NA 6% 10/15/36		3,125,000	3,309,878
Development Bank of Philippines 8.375% 12/31/49 (h)		200,000	210,500
Dresdner Bank AG 10.375% 8/17/09 (f)		1,050,000	1,144,500
HSBC Holdings PLC 6.5% 5/2/36		500,000	554,399
KeyCorp Capital Trust VII 5.7% 6/15/35		4,340,000	4,196,988
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		100,000	103,500
UBS Luxembourg SA:
8% 2/11/10		660,000	682,275
8.25% 5/23/16		220,000	228,800
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		400,000	431,600
			11,875,909
Consumer Finance - 0.3%
Ford Motor Credit Co.:
5.7% 1/15/10		190,000	180,923
6.625% 6/16/08		840,000	835,313
7% 10/1/13		1,050,000	1,000,125
8.625% 11/1/10		900,000	925,012
9.8238% 4/15/12 (h)		1,000,000	1,060,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
9.875% 8/10/11		$ 300,000	$ 320,957
General Motors Acceptance Corp.:
6.125% 2/1/07		600,000	600,250
6.75% 12/1/14		1,135,000	1,157,700
6.875% 9/15/11		950,000	973,750
8% 11/1/31		1,300,000	1,449,500
Triad Acquisition Corp. 11.125% 5/1/13		55,000	51,013
			8,554,543
Diversified Financial Services - 0.9%
BAC Capital Trust XI 6.625% 5/23/36		6,650,000	7,368,692
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	327,600
Citigroup, Inc. 6.125% 8/25/36		8,375,000	8,994,482
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		500,000	517,500
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	7,352,417
TMK Capital 8.5% 9/29/09		300,000	307,890
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,027,675
			25,896,256
Insurance - 0.0%
UnumProvident Corp. 7.625% 3/1/11		77,000	82,799
Real Estate Investment Trusts - 0.1%
HMB Capital Trust V 8.99% 12/15/36 (f)(h)		270,000	261,900
Host Hotels & Resorts LP 6.875% 11/1/14 (f)		460,000	465,750
iStar Financial, Inc. 5.95% 10/15/13 (f)		300,000	305,568
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	872,175
7% 1/15/16		400,000	398,500
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	639,053
8.625% 1/15/12		500,000	541,250
The Rouse Co. 5.375% 11/26/13		100,000	94,196
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	99,000
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	874,731
6.75% 4/1/17		310,000	315,038
			5,018,286
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 915,000	$ 915,000
8.125% 6/1/12		485,000	500,763
CB Richard Ellis Services, Inc. 9.75% 5/15/10		10,000	10,675
EOP Operating LP:
7.25% 6/15/28		129,000	159,917
7.5% 4/19/29		2,641,000	3,372,264
7.875% 7/15/31		157,000	210,347
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
			5,270,966
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	46,073
Saxon Capital, Inc. 12% 5/1/14 (f)		125,000	166,250
			212,323
TOTAL FINANCIALS			64,986,799
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		80,000	86,400
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	334,025
Community Health Systems, Inc. 6.5% 12/15/12		80,000	77,000
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,488
9.5% 8/15/10		110,000	115,368
CRC Health Group, Inc. 10.75% 2/1/16		350,000	371,000
DaVita, Inc.:
6.625% 3/15/13		290,000	287,100
7.25% 3/15/15		615,000	616,538
HCA, Inc.:
9.125% 11/15/14 (f)		440,000	459,250
9.25% 11/15/16 (f)		860,000	898,700
9.625% 11/15/16 pay-in-kind (f)		290,000	303,775
HealthSouth Corp. 10.75% 6/15/16 (f)		300,000	319,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	346,500
Multiplan, Inc. 10.375% 4/15/16 (f)		600,000	600,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. 7.75% 10/15/13		$ 490,000	$ 493,675
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	116,250
9.875% 3/15/15		180,000	187,200
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		100,000	110,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	102,500
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	343,125
6.5% 6/1/12		15,000	13,538
7.375% 2/1/13		675,000	617,625
9.25% 2/1/15		1,000,000	987,500
U.S. Oncology, Inc.:
9% 8/15/12		280,000	291,200
10.75% 8/15/14		80,000	88,000
			8,176,257
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)		100,000	77,750
Mylan Laboratories, Inc. 6.375% 8/15/15		60,000	59,100
VWR International, Inc.:
6.875% 4/15/12		30,000	30,000
8% 4/15/14		30,000	30,488
			197,338
TOTAL HEALTH CARE			8,373,595
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 6.75% 4/1/16		300,000	298,500
Bombardier, Inc.:
6.3% 5/1/14 (f)		340,000	313,650
6.75% 5/1/12 (f)		355,000	342,575
8% 11/15/14 (f)		160,000	161,200
			1,115,925
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	50,625
6.977% 11/23/22		328,043	322,302
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.377% 5/23/19		$ 100,852	$ 97,827
7.379% 11/23/17		34,237	33,038
AMR Corp. 9% 8/1/12		485,000	515,313
Continental Airlines, Inc.:
8.5225% 6/2/13 (h)		100,000	101,750
9.558% 9/1/19		273,414	296,655
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		84,282	84,704
7.73% 9/15/12		21,945	22,000
8.499% 11/1/12		23,360	23,710
9.798% 4/1/21		383,999	418,559
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)		1,450,000	870,000
8.3% 12/15/29 (b)		1,000,000	600,000
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12		85,157	84,305
Northwest Airlines, Inc. 9.875% 3/15/07 (b)		600,000	510,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17		7,800	7,098
7.626% 4/1/10		24,160	23,194
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,404,865	1,429,450
7.186% 10/1/12		3,481,224	3,546,497
			9,037,027
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10		20,000	21,300
Nortek, Inc. 8.5% 9/1/14		100,000	96,500
			117,800
Commercial Services & Supplies - 0.2%
Adesa, Inc. 7.625% 6/15/12		250,000	248,125
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		445,000	438,325
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	357,050
7.125% 5/15/16		400,000	395,000
7.25% 3/15/15		800,000	800,000
7.875% 4/15/13		120,000	123,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo Corp. 7.875% 12/1/13		$ 463,000	$ 442,165
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	363,875
7.75% 10/1/16 (f)		400,000	414,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	353,500
Rental Service Co. 9.5% 12/1/14 (f)		330,000	334,950
			4,270,590
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	217,800
Industrial Conglomerates - 0.1%
Nell AF Sarl 8.375% 8/15/15 (f)		75,000	76,688
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (f)		3,075,000	3,254,113
			3,330,801
Machinery - 0.0%
Case New Holland, Inc. 7.125% 3/1/14		350,000	351,750
Chart Industries, Inc. 9.125% 10/15/15 (f)		40,000	42,000
Columbus McKinnon Corp. 8.875% 11/1/13		20,000	20,950
Commercial Vehicle Group, Inc. 8% 7/1/13		330,000	319,275
Invensys PLC 9.875% 3/15/11 (f)		49,000	52,920
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	181,000
			967,895
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		471,000	522,810
H-Lines Finance Holding Corp. 0% 4/1/13 (c)		126,000	116,864
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	346,940
OMI Corp. 7.625% 12/1/13		95,000	97,375
			1,083,989
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (f)		400,000	384,000
7.75% 5/15/16 (f)		400,000	384,000
Hertz Corp.:
8.875% 1/1/14 (f)		700,000	728,875
10.5% 1/1/16 (f)		360,000	390,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co. 7.5% 6/15/09		$ 400,000	$ 404,000
TFM SA de CV 9.375% 5/1/12		65,000	69,469
			2,360,944
Trading Companies & Distributors - 0.1%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	415,000
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	317,250
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	282,563
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	166,800
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	434,000
Penhall International Corp. 12% 8/1/14 (f)		250,000	268,750
			1,884,363
Transportation Infrastructure - 0.3%
BNSF Funding Trust I 6.613% 12/15/55 (h)		9,030,000	9,337,372
TOTAL INDUSTRIALS			33,724,506
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		520,000	516,100
Lucent Technologies, Inc. 6.5% 1/15/28		400,000	360,000
Nortel Networks Corp.:
9.6238% 7/15/11 (f)(h)		200,000	207,000
10.125% 7/15/13 (f)		500,000	529,375
			1,612,475
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		600,000	593,250
Electronic Equipment & Instruments - 0.1%
Celestica, Inc.:
7.625% 7/1/13		195,000	192,563
7.875% 7/1/11		350,000	351,750
NXP BV:
7.875% 10/15/14 (f)		605,000	621,638
9.5% 10/15/15 (f)		615,000	633,450
			1,799,401
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		120,000	114,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
7.75% 1/15/15		$ 300,000	$ 303,750
8.625% 4/1/13		210,000	216,300
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,233,750
10.25% 8/15/15		700,000	740,250
			2,608,650
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,925
Xerox Corp.:
6.75% 2/1/17		200,000	212,250
7.2% 4/1/16		465,000	502,200
7.625% 6/15/13		310,000	327,050
			1,174,425
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	60,613
9.25% 6/1/16		100,000	98,375
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)		600,000	639,000
Conexant Systems, Inc. 9.1263% 11/15/10 (f)(h)		250,000	253,125
Freescale Semiconductor, Inc.:
7.125% 7/15/14		60,000	64,585
8.875% 12/15/14 (f)(g)		550,000	550,715
9.125% 12/15/14 pay-in-kind (f)(g)		570,000	569,316
9.25% 12/15/14 (f)(g)(h)		290,000	288,202
10.125% 12/15/16 (f)(g)		380,000	383,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11		25,000	21,375
8% 12/15/14		80,000	52,800
Viasystems, Inc. 10.5% 1/15/11		480,000	482,400
			3,464,306
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)		$ 50,000	$ 46,250
Serena Software, Inc. 10.375% 3/15/16		230,000	243,225
			289,475
TOTAL INFORMATION TECHNOLOGY			11,541,982
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		410,000	449,975
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (c)		550,000	462,000
Equistar Chemicals LP 7.55% 2/15/26		350,000	325,938
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	421,663
Huntsman International LLC 9.875% 3/1/09		71,000	73,219
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	322,400
Lyondell Chemical Co.:
8% 9/15/14		500,000	515,000
10.875% 5/1/09		55,000	56,169
Nalco Co. 7.75% 11/15/11		630,000	647,325
Pliant Corp. 0.225% 6/15/09 (d)		60,000	58,800
Rhodia SA 8.875% 6/1/11		300,000	313,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14		150,000	151,500
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		800,000	838,000
			4,635,489
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		30,000	30,375
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	338,625
			369,000
Containers & Packaging - 0.1%
Ball Corp. 6.625% 3/15/18		500,000	495,000
BWAY Corp. 10% 10/15/10		105,000	109,988
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		200,000	206,000
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	101,850
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12		50,000	49,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Graham Packaging Co. LP/GPC Capital Corp.: - continued
9.875% 10/15/14		$ 395,000	$ 391,050
Graphic Packaging International, Inc. 8.5% 8/15/11		120,000	123,300
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		15,000	14,100
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,488
8.875% 2/15/09		350,000	357,875
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,250
7.5% 5/15/10		395,000	398,950
7.8% 5/15/18		45,000	43,875
8.1% 5/15/07		410,000	414,100
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		40,000	44,600
			2,816,176
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		145,000	152,133
CSN Islands X Corp. (Reg. S) 9.5%		306,000	315,945
Evraz Securities SA 10.875% 8/3/09		600,000	657,000
FMG Finance Pty Ltd.:
9.405% 9/1/11 (f)(h)		150,000	145,875
10.625% 9/1/16 (f)		195,000	196,219
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	380,625
10.125% 2/1/10		45,000	47,250
Newmont Mining Corp. 5.875% 4/1/35		405,000	391,685
Novelis, Inc. 8.25% 2/15/15 (f)(h)		460,000	446,200
RathGibson, Inc. 11.25% 2/15/14 (f)		50,000	52,500
Vale Overseas Ltd. 6.875% 11/21/36		2,695,000	2,758,686
			5,544,118
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14		30,000	28,725
8.2488% 10/15/12 (h)		30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	455,625
Georgia-Pacific Corp.:
7.375% 12/1/25		15,000	14,606
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
7.7% 6/15/15		$ 400,000	$ 410,000
7.75% 11/15/29		10,000	9,950
8% 1/15/24		130,000	131,950
8.125% 5/15/11		605,000	632,225
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	104,400
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		230,000	231,725
Stone Container Corp. 8.375% 7/1/12		400,000	387,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	362,000
			2,798,206
TOTAL MATERIALS			16,162,989
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,187,078
British Telecommunications PLC 8.875% 12/15/30		145,000	204,548
Embarq Corp.:
6.738% 6/1/13		85,000	88,321
7.995% 6/1/36		1,101,000	1,191,595
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
GCI, Inc. 7.25% 2/15/14		50,000	48,625
Hanarotelecom, Inc. 7% 2/1/12 (f)		160,000	159,600
Intelsat Ltd.:
6.5% 11/1/13		40,000	33,200
7.625% 4/15/12		20,000	18,100
9.25% 6/15/16 (f)		850,000	909,500
11.25% 6/15/16 (f)		1,400,000	1,536,500
Level 3 Financing, Inc.:
9.25% 11/1/14 (f)		310,000	313,488
12.25% 3/15/13		1,050,000	1,186,500
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		75,000	79,406
NTL Cable PLC:
8.75% 4/15/14		300,000	313,500
9.125% 8/15/16		610,000	643,550
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		155,000	155,775
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.:
7% 8/3/09		$ 50,000	$ 50,625
7.25% 2/15/11		285,000	290,700
7.625% 8/3/21		20,000	19,900
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,400,800
7.5% 2/15/14		60,000	61,650
8.8738% 2/15/09 (h)		340,000	345,100
Qwest Corp.:
7.5% 10/1/14 (f)		500,000	531,250
7.625% 6/15/15		610,000	648,918
8.64% 6/15/13 (h)		90,000	97,200
SBC Communications, Inc.:
6.15% 9/15/34		500,000	507,238
6.45% 6/15/34		220,000	231,385
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	8,627,251
Telecom Italia Capital SA:
6% 9/30/34		500,000	467,305
7.2% 7/18/36		3,620,000	3,875,391
Telefonica de Argentina SA 9.125% 11/7/10		394,000	423,550
Telefonica Emisiones SAU 7.045% 6/20/36		8,825,000	9,624,351
Telenet Group Holding NV 0% 6/15/14 (c)(f)		52,000	46,800
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	375,000
U.S. West Communications:
6.875% 9/15/33		415,000	401,513
7.5% 6/15/23		300,000	305,250
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,320,654
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		350,000	394,625
Windstream Corp.:
8.125% 8/1/13 (f)		200,000	215,500
8.625% 8/1/16 (f)		350,000	380,170
			45,094,047
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35		780,000	770,245
American Tower Corp. 7.5% 5/1/12		105,000	108,675
Centennial Communications Corp. 10% 1/1/13		450,000	469,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		$ 310,000	$ 312,325
Cricket Communications, Inc. 9.375% 11/1/14 (f)		480,000	492,600
Digicel Ltd. 9.25% 9/1/12 (f)		820,000	865,100
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,000,000	966,250
8.375% 3/15/13		1,000,000	1,037,500
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (h)		195,000	202,800
Megafon SA 8% 12/10/09		300,000	310,125
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)		600,000	608,250
Millicom International Cellular SA 10% 12/1/13		265,000	287,525
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		536,000	560,790
8.375% 10/14/10 (f)		885,000	931,905
Nextel Communications, Inc. 7.375% 8/1/15		150,000	154,875
Rogers Communications, Inc.:
8% 12/15/12		355,000	375,413
9.625% 5/1/11		26,000	29,445
Rural Cellular Corp.:
8.25% 3/15/12		360,000	373,500
9.75% 1/15/10		100,000	102,250
Stratos Global Corp. 9.875% 2/15/13		150,000	145,125
Telecom Personal SA 9.25% 12/22/10 (f)		590,000	620,975
			9,724,798
TOTAL TELECOMMUNICATION SERVICES			54,818,845
UTILITIES - 1.2%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	73,588
Chivor SA E.S.P. 9.75% 12/30/14 (f)		493,000	548,463
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	405,000
8.5% 10/1/21		350,000	348,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		655,000	668,100
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10		$ 360,000	$ 370,800
Nevada Power Co.:
5.875% 1/15/15		40,000	40,383
6.5% 4/15/12		50,000	51,928
6.5% 5/15/18		790,000	819,941
Reliant Energy, Inc. 6.75% 12/15/14		400,000	388,000
Sierra Pacific Power Co. 6% 5/15/16		50,000	50,875
Sierra Pacific Resources 7.803% 6/15/12		290,000	304,500
			4,069,828
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16		600,000	622,500
El Paso Energy Corp. 6.75% 5/15/09		25,000	25,313
NiSource Finance Corp. 5.45% 9/15/20		1,905,000	1,816,097
Sonat, Inc.:
6.625% 2/1/08		20,000	20,100
6.75% 10/1/07		15,000	15,094
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (d)		788,356	786,385
7.5% 12/15/13 (d)		295,000	302,375
7.5% 12/15/13 (d)(f)		50,000	51,250
7.5% 12/15/13 (d)		204,800	206,336
			3,845,450
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		1,400,000	1,477,000
8.75% 6/15/08		2,000	2,070
8.75% 5/15/13 (f)		35,000	37,538
8.875% 2/15/11		982,000	1,055,650
9% 5/15/15 (f)		625,000	671,875
9.375% 9/15/10		7,000	7,595
9.5% 6/1/09		19,000	20,354
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		170,000	181,050
8.25% 4/15/12 (f)		90,000	98,325
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,032,750
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,300,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16		$ 1,280,000	$ 1,280,000
Tenaska Alabama Partners LP 7% 6/30/21 (f)		484,605	484,605
TXU Corp. 5.55% 11/15/14		3,140,000	3,019,038
			10,667,850
Multi-Utilities - 0.6%
CMS Energy Corp.:
6.3% 2/1/12		760,000	761,900
8.5% 4/15/11		545,000	594,050
9.875% 10/15/07		135,000	139,556
Dominion Resources, Inc. 5.95% 6/15/35		3,545,000	3,608,193
MidAmerican Energy Holdings, Co. 6.125% 4/1/36		11,405,000	11,954,903
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	111,300
			17,169,902
TOTAL UTILITIES			35,753,030
TOTAL NONCONVERTIBLE BONDS			320,843,165
TOTAL CORPORATE BONDS (Cost $304,239,160)			320,890,477
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 0.6%
Fannie Mae:
3.25% 1/15/08		8,000,000	7,851,096
4.375% 7/17/13		8,745,000	8,535,697
Freddie Mac 5.25% 11/5/12		280,000	278,337
Tennessee Valley Authority 5.375% 4/1/56		385,000	408,290
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			17,073,420
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,213,600	3,063,851
2% 1/15/14		122,117,753	120,634,501
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 4/15/11		$ 2,044,800	$ 2,056,761
3.5% 1/15/11		23,319,600	24,512,124
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			150,267,237
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bond - principal STRIPS:
2/15/15		78,530,000	54,594,213
5/15/30		35,870,000	12,256,382
U.S. Treasury Bonds 6.25% 5/15/30		7,453,000	9,174,181
U.S. Treasury Notes:
4.25% 8/15/13 (e)		66,769,000	66,062,183
4.5% 9/30/11		44,855,000	44,942,602
4.625% 10/31/11 (g)		75,000,000	75,582,808
4.75% 5/15/14 (e)		33,615,000	34,254,458
U.S. Treasury Notes - principal STRIPS:
8/15/10		131,350,000	111,543,339
2/15/12		75,970,000	60,506,990
TOTAL U.S. TREASURY OBLIGATIONS			468,917,156
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $621,050,927)			636,257,813
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 9.7%
5% 12/1/36 (g)		92,810,011	90,655,250
5% 12/12/36 (g)		20,000,000	19,535,662
5.5% 12/1/36 (g)		54,265,689	54,056,055
5.5% 12/1/36 (g)		50,000,000	49,806,845
6% 12/1/21 (g)		1,458,555	1,484,537
6% 12/1/36 (g)		20,000,000	20,210,874
6% 12/1/36 (g)		25,000,000	25,263,593
6% 12/12/36 (g)		20,000,000	20,210,874
6.5% 12/1/36 (g)		8,682,350	8,858,528
TOTAL FANNIE MAE			290,082,218
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount	Value
Freddie Mac - 1.4%
6% 12/1/36 (g)		$ 30,000,000	$ 30,328,029
6% 12/1/36 (g)		9,946,113	10,054,867
TOTAL FREDDIE MAC			40,382,896
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $323,386,736)			330,465,114
Asset-Backed Securities - 1.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)		125,000	125,369
Class M2, 6.42% 2/25/34 (h)		125,000	126,177
Series 2005-SD1 Class A1, 5.72% 11/25/50 (h)		58,225	58,356
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (f)(h)		188,050	191,341
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (h)		725,000	729,854
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.68% 12/15/33 (h)		5,253	5,253
Series 2004-HE2 Class M1, 5.87% 4/25/34 (h)		375,000	377,739
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (h)		425,000	426,126
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,507,211
Class D, 7.16% 1/15/13 (f)		160,000	160,781
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	342,542
Class C, 5.77% 5/20/10 (f)		325,000	327,513
Class D, 6.15% 4/20/11 (f)		550,000	554,204
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (f)(h)		500,000	501,250
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (f)(h)		290,000	249,128
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (h)		220,000	219,987
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(h)		250,000	250,000
Class F, 7.07% 12/25/46 (f)(g)(h)		250,000	250,000
Asset-Backed Securities - continued
		Principal Amount	Value
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		$ 1,859,900	$ 1,840,185
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)		410,000	411,411
Series 2004-3 Class M1, 5.82% 6/25/34 (h)		75,000	75,338
Series 2005-1:
Class MV1, 5.72% 7/25/35 (h)		185,000	185,603
Class MV2, 5.76% 7/25/35 (h)		220,000	220,831
Series 2005-3 Class MV1, 5.74% 8/25/35 (h)		4,750,000	4,764,808
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	241,339
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)		25,000	25,039
Class M4, 6.22% 3/25/34 (h)		25,000	25,088
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,190,670
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	909,501
Fremont Home Loan Trust Series 2004-A Class M1, 5.87% 1/25/34 (h)		225,000	225,503
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,425,000	1,415,923
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (h)		249,683	249,678
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2% 8/25/33 (h)		20,726	20,732
Series 2004-3 Class M2, 6.52% 8/25/34 (h)		120,000	121,245
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	244,338
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)		95,963	96,171
Class M2, 5.81% 1/20/35 (h)		72,621	72,871
Kent Funding III Ltd. Series 2006-3A Class D, 8.47% 10/31/36 (h)		250,000	248,125
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (f)(h)		421,306	425,232
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.23% 7/25/36 (h)		150,000	149,373
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (h)		80,000	80,383
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)		94,694	94,801
Class M2, 5.87% 7/25/34 (h)		25,000	25,037
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (h)		90,000	90,671
Series 2003-NC8 Class M1, 6.02% 9/25/33 (h)		34,998	35,084
Asset-Backed Securities - continued
		Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (h)		$ 13,267	$ 13,278
Series 2002-NC1 Class M1, 6.52% 2/25/32 (f)(h)		138,907	142,734
Series 2002-NC3 Class M1, 6.04% 8/25/32 (h)		75,000	75,039
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (h)		75,000	75,393
Class M4, 6.295% 6/25/34 (h)		125,000	125,684
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (h)		2,470,541	2,470,735
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 6.15% 1/25/35 (h)		750,000	755,796
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.34% 6/15/33 (h)		260,000	263,033
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (f)(h)		100,000	87,060
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (f)(h)		4,670,000	4,670,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,406,729
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (f)(h)		1,330,000	1,130,082
TOTAL ASSET-BACKED SECURITIES (Cost $31,051,394)			31,103,374
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 1.0%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (h)		208,787	193,021
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		345,182	186,398
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 4.1028% 12/25/33 (h)		83,658	84,518
Series 2004-7 Class 15B4, 5.3048% 8/25/19 (f)(h)		84,715	77,777
Series 2004-B Class 1A1, 3.4572% 3/25/34 (h)		330,389	331,048
Series 2004-C Class 1A1, 3.3269% 4/25/34 (h)		249,641	250,237
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)		16,660,958	2,113,859
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (h)		8,115,705	8,131,245
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		157,033	156,250
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		95,287	85,205
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-35 Class B, 4.639% 9/25/18 (h)		$ 187,401	$ 169,682
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (h)		134,358	134,225
Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)		52,657	52,747
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)		28,197	28,220
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (h)		63,620	63,723
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(h)		403,318	367,622
Series 2004-3 Class DB4, 5.8427% 4/25/34 (h)		120,101	82,342
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		176,400	149,246
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (f)(h)		400,000	399,992
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (f)(h)		292,766	293,727
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)		209,321	209,606
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)		710,670	3,928
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (h)		4,165,000	3,665,200
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)		245,517	245,934
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (f)(h)		42,202	42,835
Class B4, 6.97% 6/10/35 (f)(h)		37,513	38,216
Class B5, 7.57% 6/10/35 (f)(h)		28,135	28,803
Class B6, 8.07% 6/10/35 (f)(h)		14,067	14,419
Series 2004-B:
Class B4, 6.42% 2/10/36 (f)(h)		96,132	97,334
Class B5, 6.87% 2/10/36 (f)(h)		96,132	96,853
Class B6, 7.32% 2/10/36 (f)(h)		96,132	96,373
Series 2004-C:
Class B4, 6.27% 9/10/36 (f)(h)		96,919	98,251
Class B5, 6.67% 9/10/36 (f)(h)		96,919	97,161
Class B6, 7.07% 9/10/36 (f)(h)		96,919	96,919
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.7% 3/20/35 (h)		$ 195,511	$ 195,893
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (h)		651,456	653,949
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (f)(h)		530,000	453,998
Series 2006-BC5 Class B, 7.82% 12/25/36 (h)		1,050,000	891,697
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.6% 10/25/35 (h)		8,000,793	7,990,730
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (h)		2,388,222	2,388,895
Wells Fargo Mortgage Backed 03-12 Series 2003-12 Class B6, 4.75% 11/25/18 (f)		337,150	187,961
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,916,618)			30,946,039
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6254% 2/14/29 (f)(h)		750,000	822,305
Series 1997-D4:
Class B2, 7.525% 4/14/29		500,000	553,431
Class B5, 7.525% 4/14/29		129,000	128,234
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		97,643	108,093
Class BWH, 9.073% 10/11/37 (f)		97,643	113,337
Class BWJ, 9.99% 10/11/37 (f)		97,643	117,075
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (f)(h)		58,455	58,463
Class F, 6.22% 11/15/15 (f)(h)		60,000	60,017
Class H, 6.72% 11/15/15 (f)(h)		50,000	50,059
Class J, 7.27% 11/15/15 (f)(h)		55,000	55,093
Class K, 7.92% 11/15/15 (f)(h)		50,000	50,002
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (f)(h)		190,000	190,233
Class F, 6.07% 7/14/20 (f)(h)		110,000	110,134
Class G, 6.2% 7/14/20 (f)(h)		100,000	100,122
Class H, 6.42% 7/14/20 (f)(h)		100,000	100,122
Commercial Mortgage Securities - continued
		Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
Series 2006-ESH:
Class A, 6.18% 7/14/11 (f)(h)		$ 212,580	$ 212,612
Class B, 6.28% 7/14/11 (f)(h)		106,007	105,941
Class C, 6.43% 7/14/11 (f)(h)		212,297	212,328
Class D, 7.06% 7/14/11 (f)(h)		123,385	123,563
Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 5.68% 4/25/34 (f)(h)		234,420	234,896
Series 2004-2 Class A, 5.75% 8/25/34 (f)(h)		278,987	280,033
Series 2004-3:
Class A1, 5.69% 1/25/35 (f)(h)		261,216	261,951
Class A2, 5.74% 1/25/35 (f)(h)		37,317	37,433
Class M1, 5.82% 1/25/35 (f)(h)		37,317	37,445
Class M2, 6.32% 1/25/35 (f)(h)		37,317	37,649
Citigroup Commercial Mortgage Trust Series 2006-FL2:
Class CNP3, 6.52% 8/16/21 (f)(h)		5,182,308	5,182,308
Class HFL, 6.27% 8/16/21 (f)(h)		400,000	400,000
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (f)(h)		28,571	28,672
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	526,170
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		500,000	528,755
Commercial Mortgage pass thru certificates Series 2001-J1A Class G, 6.9883% 2/14/34 (f)(h)		500,000	536,171
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (h)		500,000	557,721
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	276,466
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.6262% 4/29/39 (f)(h)		372,993	379,054
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27		5,917,115	5,802,838
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (f)		200,000	203,315
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	513,704
Series 2003-J10 Class B2, 6.75% 4/15/29 (h)		500,000	516,250
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (f)(h)		250,000	247,377
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (f)(h)		250,000	250,156
Series 1998-GLII Class G, 6.9706% 4/13/31 (f)(h)		500,000	531,420
Commercial Mortgage Securities - continued
		Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-RR2:
Class M, 5.689% 6/1/46 (f)(h)		$ 100,000	$ 81,436
Class N, 5.689% 6/1/46 (f)(h)		100,000	74,342
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.97% 9/25/46 (f)(h)		250,000	250,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (f)(h)		500,000	500,000
Merrill Lynch Mortgage Trust Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	273,425
Newcastle CDO VIII floater Series 2006-8A Class 10, 7.5824% 11/1/52 (f)(h)		250,000	249,996
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		353,175	478,464
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (k)	CAD	107,000	79,546
Class G, 4.456% 4/12/17 (k)	CAD	54,000	38,969
Class H, 4.456% 4/12/17 (k)	CAD	36,000	22,698
Class J, 4.456% 4/12/17 (k)	CAD	36,000	21,041
Class K, 4.456% 4/12/18 (k)	CAD	18,000	9,308
Class L, 4.456% 4/12/18 (k)	CAD	26,000	12,950
Class M, 4.456% 4/12/18 (k)	CAD	130,000	42,087
ROCK 1 CRE CDO LLC floater Series 2006-1A Class H, 6.67625% 12/15/26 (g)(h)		185,000	185,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	91,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,772,301)			23,051,223
Foreign Government and Government Agency Obligations - 1.6%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		502,851	510,897
5.589% 8/3/12 (h)		1,938,750	1,809,472
7% 3/28/11		1,250,000	1,226,458
7% 9/12/13		805,000	764,057
Brazilian Federative Republic:
8% 1/15/18		191,000	212,965
8.25% 1/20/34		310,000	371,225
8.75% 2/4/25		280,000	343,700
10.5% 7/14/14		140,000	178,150
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Brazilian Federative Republic: - continued
11% 8/17/40		$ 1,370,000	$ 1,821,415
12.25% 3/6/30		470,000	773,150
12.75% 1/15/20		290,000	450,950
Central Bank of Nigeria promissory note 5.092% 1/5/10		260,895	249,266
City of Kiev 8.75% 8/8/08		100,000	103,750
Colombian Republic 11.75% 2/25/20		247,000	353,828
Dominican Republic:
Brady 6.2725% 8/30/09 (h)		77,490	77,374
6.1875% 8/30/24 (h)		1,250,000	1,242,188
9.04% 1/23/18 (f)		54,649	62,655
9.5% 9/27/11		708,111	762,636
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,345,000	1,254,213
12% 11/15/12 (Reg. S)		244,800	241,128
euro par 5% 2/28/25		153,000	113,985
Indonesian Republic:
6.75% 3/10/14		925,000	959,688
7.25% 4/20/15 (f)		60,000	64,128
7.25% 4/20/15		275,000	293,920
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		300,000	310,500
Lebanese Rep Medical Term Nts Regs 7.875% 5/20/11		515,000	511,138
Lebanon, Republic of:
7.125% 3/5/10		50,000	47,500
8.6044% 11/30/09 (f)(h)		105,000	103,425
8.6044% 11/30/09 (h)		1,400,000	1,379,000
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (h)		500,000	517,500
Peruvian Republic:
6.25% 3/7/27 (h)		340,000	333,200
7.35% 7/21/25		375,000	413,438
euro Brady past due interest 5% 3/7/17 (h)		1,132,400	1,121,076
Philippine Republic:
5.3203% 12/1/09 (h)		23,800	23,800
8.25% 1/15/14		1,105,000	1,234,838
8.375% 2/15/11		365,000	398,325
8.875% 3/17/15		150,000	175,320
9% 2/15/13		630,000	722,925
9.875% 1/15/19		845,000	1,087,938
10.625% 3/16/25		665,000	937,650
Republic of Iraq 5.8% 1/15/28 (f)		500,000	327,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Russian Federation:
5% 3/31/30 (Reg. S) (d)		$ 2,977,000	$ 3,386,338
12.75% 6/24/28 (Reg. S)		590,000	1,074,538
State of Qatar 9.75% 6/15/30 (Reg. S)		75,000	114,000
Turkish Republic:
7% 9/26/16		555,000	559,856
7.375% 2/5/25		210,000	212,888
11% 1/14/13		1,240,000	1,515,280
11.75% 6/15/10		1,375,000	1,621,813
11.875% 1/15/30		950,000	1,447,563
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		225,000	224,827
Ukraine Government:
6.875% 3/4/11		450,000	461,790
8.9025% 8/5/09 (h)		1,000,000	1,059,000
United Mexican States:
6.75% 9/27/34		3,790,000	4,131,100
7.5% 4/8/33		605,000	716,925
8.3% 8/15/31		665,000	854,525
11.5% 5/15/26		50,000	80,750
Uruguay Republic 8% 11/18/22		721,000	803,915
Venezuelan Republic:
5.375% 8/7/10		265,000	258,640
6% 12/9/20		220,000	200,750
6.3738% 4/20/11 (h)		820,000	815,900
7% 12/1/18 (Reg. S)		220,000	221,100
7.65% 4/21/25		300,000	315,450
9.25% 9/15/27		385,000	479,710
9.375% 1/13/34		335,000	424,445
10.75% 9/19/13		590,000	727,175
13.625% 8/15/18		578,000	864,110
euro Brady FLIRB B 6.25% 3/31/07 (h)		11,900	11,900
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)		90,000	77,288
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,974,064)			46,547,847
Floating Rate Loans - 0.1%
		Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (h)		$ 10,000	$ 10,075
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		500,000	500,625
			510,700
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (h)		117,000	115,245
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		250,000	250,625
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (h)		250,000	248,438
			499,063
TOTAL FINANCIALS			614,308
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.8681% 3/16/08 (h)		300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $1,428,350)			1,433,258
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.25% 3/28/13 (h)		104,268	101,662
- Deutsche Bank 6.25% 3/28/13 (h)		12,922	12,599
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $103,187)			114,261
Fixed-Income Funds - 54.3%
		Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)		1,465,596	146,691,495
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)		1,644,065	165,623,066
Fidelity Corporate Bond 1-10 Year Central Fund (i)		4,048,762	409,248,836
Fidelity Floating Rate Central Fund (i)		1,165,536	117,066,436
Fixed-Income Funds - continued
		Shares	Value
Fidelity Mortgage Backed Securities Central Fund (i)		3,659,683	$ 367,395,562
Fidelity Ultra-Short Central Fund (i)		4,161,697	414,088,815
TOTAL FIXED-INCOME FUNDS (Cost $1,598,670,421)			1,620,114,210
Cash Equivalents - 14.2%
		Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #		$ 322,410,657	322,363,000
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)		101,195,980	101,181,000
TOTAL CASH EQUIVALENTS (Cost $423,544,000)			423,544,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $3,401,137,158)			3,464,467,616
NET OTHER ASSETS - (16.2)%			(482,872,902)
NET ASSETS - 100%			$ 2,981,594,714
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 134,000	1,519
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	134,000	1,228
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 134,000	$ 1,294
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	504
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	492
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	996
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(426)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(390)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	134,482	(508)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 93,286	$ (174)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	101
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,421
TOTAL CREDIT DEFAULT SWAPS		1,416,655	6,057
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(19,589)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(10,279)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	1,977
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	106,224
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	328,326
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	305,736
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 3,249,040
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	4,057,680
TOTAL INTEREST RATE SWAPS		268,635,000	8,019,115
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	Jan. 2007	40,000,000	315,459
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	2,000,000	15,565
TOTAL TOTAL RETURN SWAPS		42,000,000	331,024
		$ 312,051,655	$ 8,356,196
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,507,419 or 2.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $226,597 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Real Estate Asset Liquidity Trust:
Series 2006-2 Class F, 4.456% 4/12/17	10/2/06	$ 80,777
Series 2006-2 Class G, 4.456% 4/12/17	10/2/06	$ 39,498
Series 2006-2 Class H, 4.456% 4/12/17	10/2/06	$ 22,997
Series 2006-2 Class J, 4.456% 4/12/17	10/2/06	$ 21,304
Series 2006-2 Class K, 4.456% 4/12/18	10/2/06	$ 9,417
Series 2006-2 Class L, 4.456% 4/12/18	10/2/06	$ 13,077
Series 2006-2 Class M, 4.456% 4/12/18	10/2/06	$ 43,033
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$322,363,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 11,702,667
BNP Paribas Securities Corp.	3,315,756
Banc of America Securities LLC	101,884,045
Bank of America, NA	19,504,446
Barclays Capital, Inc.	90,838,132
Citigroup Global Markets, Inc.	23,405,335
Countrywide Securities Corp.	26,852,394
Societe Generale, New York Branch	7,801,778
UBS Securities LLC	31,207,113
WestLB AG	5,851,334
$ 322,363,000
$101,181,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 101,181,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,115,618
Fidelity 2-5 Year Duration Securitized Bond Central Fund	714,540
Fidelity Corporate Bond 1-10 Year Central Fund	1,414,887
Fidelity Floating Rate Central Fund	1,782,701
Fidelity Mortgage Backed Securities Central Fund	223,225
Fidelity Ultra-Short Central Fund	5,785,244
Total	$ 11,036,215
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 146,504,007*	$ -	$ 146,691,495	6.8%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	164,446,996*	-	165,623,066	6.5%
Fidelity Corporate Bond 1-10 Year Central Fund	-	405,231,150*	-	409,248,836	6.0%
Fidelity Floating Rate Central Fund	66,958,885	50,000,056	-	117,066,436	6.6%
Fidelity Mortgage Backed Securities Central Fund	-	365,968,286*	-	367,395,562	5.1%
Fidelity Ultra-Short Central Fund	414,088,852	-	-	414,088,815	3.6%
Total	$ 481,047,737	$ 1,132,150,495	$ -	$ 1,620,114,210

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,400,887,080. Net unrealized appreciation aggregated $63,580,536, of which $65,136,942 related to appreciated investment securities and $1,556,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2006

1.809539.102

ATB-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 10.8%
		Principal Amount	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		$ 50,000	$ 47,312
Nonconvertible Bonds - 10.8%
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		100,000	98,000
Goodyear Tire & Rubber Co.:
8.625% 12/1/11 (f)		120,000	121,800
9% 7/1/15		500,000	512,500
Tenneco, Inc. 8.625% 11/15/14		555,000	564,713
TRW Automotive Acquisition Corp. 9.375% 2/15/13		87,000	93,308
Visteon Corp. 7% 3/10/14		690,000	607,200
			1,997,521
Automobiles - 0.1%
General Motors Corp.:
6.375% 5/1/08		800,000	791,000
8.25% 7/15/23		800,000	729,000
			1,520,000
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		340,000	358,700
Carriage Services, Inc. 7.875% 1/15/15		650,000	627,250
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14 (f)		300,000	309,750
10.25% 6/1/16 (f)		300,000	317,250
Service Corp. International:
6.5% 3/15/08		75,000	75,000
6.75% 4/1/16		1,205,000	1,183,913
7.375% 10/1/14		300,000	312,000
7.625% 10/1/18		220,000	229,900
			3,413,763
Hotels, Restaurants & Leisure - 0.4%
Carrols Corp. 9% 1/15/13		105,000	107,100
Chukchansi Economic Development Authority 8% 11/15/13 (f)		200,000	206,500
Felcor Lodging LP 9% 6/1/11 (h)		150,000	159,375
Festival Fun Parks LLC 10.875% 4/15/14		250,000	248,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Gaylord Entertainment Co.:
6.75% 11/15/14		$ 1,050,000	$ 1,015,875
8% 11/15/13		225,000	230,625
Herbst Gaming, Inc.:
7% 11/15/14		250,000	240,000
8.125% 6/1/12		70,000	71,400
Host Marriott LP:
6.375% 3/15/15		250,000	245,313
6.75% 6/1/16		100,000	100,375
7.125% 11/1/13		35,000	35,744
ITT Corp. 7.375% 11/15/15		250,000	256,875
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,385,000	2,301,525
MGM Mirage, Inc.:
6% 10/1/09		50,000	49,875
6.75% 9/1/12		500,000	492,500
6.875% 4/1/16		135,000	130,444
8.375% 2/1/11		180,000	187,650
Mohegan Tribal Gaming Authority 7.125% 8/15/14		40,000	40,350
MTR Gaming Group, Inc. 9.75% 4/1/10		385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11		80,000	80,400
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09		225,000	228,375
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)		30,000	30,675
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		70,000	70,263
7.25% 5/1/12		350,000	351,313
Six Flags, Inc.:
8.875% 2/1/10		400,000	383,500
9.625% 6/1/14		995,000	905,450
9.75% 4/15/13		55,000	50,600
Speedway Motorsports, Inc. 6.75% 6/1/13		100,000	99,875
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	264,885
Station Casinos, Inc.:
6.5% 2/1/14		40,000	37,150
6.625% 3/15/18		50,000	45,500
6.875% 3/1/16		305,000	284,794
Town Sports International, Inc. 9.625% 4/15/11		106,000	111,565
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc. 6.75% 2/15/14		$ 310,000	$ 306,513
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	27,600
9% 1/15/12		280,000	288,400
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		40,000	42,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14		1,060,000	1,044,100
			11,179,184
Household Durables - 0.0%
Goodman Global Holdings, Inc. 7.875% 12/15/12		480,000	466,800
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15		50,000	47,125
6.5% 1/15/14		100,000	96,130
8.875% 4/1/12		10,000	10,000
KB Home 7.25% 6/15/18		100,000	98,375
Sealy Mattress Co. 8.25% 6/15/14		50,000	51,750
Technical Olympic USA, Inc. 8.25% 4/1/11 (f)		200,000	189,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		290,000	308,488
WCI Communities, Inc. 9.125% 5/1/12		35,000	33,600
			1,301,268
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		500,000	480,000
Media - 1.2%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	572,910
Cablemas SA de CV 9.375% 11/15/15		100,000	107,250
Cablevision Systems Corp.:
8% 4/15/12		340,000	334,900
9.87% 4/1/09 (h)		340,000	355,300
Charter Communications Holdings I LLC 9.92% 4/1/14		165,000	135,300
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		290,000	282,750
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		615,000	641,138
10.25% 9/15/10		100,000	104,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		$ 370,000	$ 383,875
Cinemark, Inc. 0% 3/15/14 (c)		100,000	82,500
Comcast Corp. 6.45% 3/15/37		7,845,000	8,076,749
Cox Communications, Inc. 6.45% 12/1/36 (f)		2,730,000	2,751,717
CSC Holdings, Inc.:
7.25% 4/15/12 (f)(h)		460,000	450,800
8.125% 7/15/09		365,000	377,319
Dex Media, Inc.:
0% 11/15/13 (c)		95,000	84,075
0% 11/15/13 (c)		5,000	4,425
8% 11/15/13		260,000	265,850
EchoStar Communications Corp.:
6.375% 10/1/11		450,000	446,625
6.625% 10/1/14		400,000	388,000
7.125% 2/1/16		750,000	743,475
Globo Communicacoes e Partcipacoes LTDA 9.375%		1,190,000	1,204,875
Houghton Mifflin Co.:
0% 10/15/13 (c)		450,000	428,625
8.25% 2/1/11		500,000	515,000
9.875% 2/1/13		445,000	480,600
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,780
Liberty Media Corp.:
5.7% 5/15/13		450,000	427,500
8.5% 7/15/29		630,000	649,144
LodgeNet Entertainment Corp. 9.5% 6/15/13		440,000	474,100
Net Servicos de Communicacao SA 9.25% 12/31/49 (f)		280,000	281,750
News America Holdings, Inc. 7.75% 12/1/45		170,000	200,812
News America, Inc. 6.2% 12/15/34		5,330,000	5,315,806
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	652,750
Nielsen Finance LLC/Co.:
0% 8/1/16 (c)(f)		300,000	199,125
10% 8/1/14 (f)		400,000	424,000
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	88,200
Paxson Communications Corp.:
8.6238% 1/15/12 (f)(h)		700,000	710,500
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Paxson Communications Corp.: - continued
11.6238% 1/15/13 (f)(h)		$ 400,000	$ 404,000
Quebecor Media, Inc. 7.75% 3/15/16		450,000	454,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		280,000	293,300
10.375% 9/1/14 (f)		30,000	33,375
The Reader's Digest Association, Inc. 6.5% 3/1/11		815,000	835,375
Time Warner Entertainment Co. LP 8.375% 7/15/33		1,000,000	1,241,579
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,579,980
Visant Holding Corp. 8.75% 12/1/13		450,000	461,250
			37,198,009
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15		100,000	108,130
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14		60,000	60,300
9% 6/15/12		265,000	274,275
AutoNation, Inc. 7% 4/15/14		50,000	50,063
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		920,000	956,800
Michaels Stores, Inc. 10% 11/1/14 (f)		300,000	306,375
Nebraska Book Co., Inc. 8.625% 3/15/12		90,000	85,725
Sally Holdings LLC:
9.25% 11/15/14 (f)		160,000	163,200
10.5% 11/15/16 (f)		230,000	235,175
Sonic Automotive, Inc. 8.625% 8/15/13		1,265,000	1,296,625
United Auto Group, Inc. 9.625% 3/15/12		50,000	52,563
			3,481,101
Textiles, Apparel & Luxury Goods - 0.1%
Jostens IH Corp. 7.625% 10/1/12		190,000	191,900
Levi Strauss & Co.:
8.875% 4/1/16		100,000	102,250
9.75% 1/15/15		180,000	192,150
10.1216% 4/1/12 (h)		320,000	328,800
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
12.25% 12/15/12		$ 315,000	$ 351,225
Warnaco, Inc. 8.875% 6/15/13		300,000	317,250
			1,483,575
TOTAL CONSUMER DISCRETIONARY			62,162,551
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Albertsons, Inc.:
7.45% 8/1/29		250,000	245,120
7.75% 6/15/26		210,000	210,743
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)		365,000	384,163
Stater Brothers Holdings, Inc. 8.125% 6/15/12		330,000	333,300
SUPERVALU, Inc. 7.5% 11/15/14		510,000	520,838
			1,694,164
Food Products - 0.1%
Bertin Ltda 10.25% 10/5/16 (f)		205,000	214,225
Gruma SA de CV 7.75%		300,000	309,000
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		370,000	388,500
NPI Merger Corp. 9.4% 10/15/13 (f)(h)		20,000	20,600
Pierre Foods, Inc. 9.875% 7/15/12		540,000	552,150
Swift & Co.:
10.125% 10/1/09		350,000	360,500
12.5% 1/1/10		80,000	81,400
			1,926,375
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		100,000	93,375
TOTAL CONSUMER STAPLES			3,713,914
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Complete Production Services, Inc. 8% 12/15/16 (f)		470,000	474,700
Hanover Compressor Co.:
7.5% 4/15/13		480,000	481,200
8.625% 12/15/10		20,000	20,800
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Equipment Trust 8.75% 9/1/11		$ 50,000	$ 52,188
Universal Compression, Inc. 7.25% 5/15/10		290,000	290,725
			1,319,613
Oil, Gas & Consumable Fuels - 1.0%
ANR Pipeline, Inc. 9.625% 11/1/21		350,000	455,000
Arch Western Finance LLC 6.75% 7/1/13		350,000	344,313
Atlas Pipeline Partners LP 8.125% 12/15/15		290,000	295,800
Berry Petroleum Co. 8.25% 11/1/16		320,000	320,000
Chaparral Energy, Inc. 8.5% 12/1/15		530,000	528,675
Chesapeake Energy Corp.:
6.5% 8/15/17		300,000	286,125
6.625% 1/15/16		225,000	221,625
6.875% 1/15/16		350,000	349,563
7.5% 9/15/13		300,000	309,000
7.625% 7/15/13		200,000	208,000
7.75% 1/15/15		430,000	442,900
Colorado Interstate Gas Co.:
5.95% 3/15/15		510,000	496,613
6.8% 11/15/15		80,000	82,400
Drummond Co., Inc. 7.375% 2/15/16 (f)		630,000	607,950
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,313,513
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,552,254
El Paso Corp.:
6.375% 2/1/09		455,000	460,442
6.5% 6/1/08		400,000	402,512
6.7% 2/15/27		65,000	64,903
7.75% 6/15/10		850,000	891,395
7.875% 6/15/12		1,500,000	1,567,500
El Paso Energy Corp.:
7.375% 12/15/12		5,000	5,125
7.75% 1/15/32		15,000	16,098
8.05% 10/15/30		95,000	101,888
El Paso Production Holding Co. 7.75% 6/1/13		390,000	398,775
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		50,000	49,500
Giant Industries, Inc. 8% 5/15/14		130,000	140,888
Massey Energy Co.:
6.625% 11/15/10		40,000	40,000
6.875% 12/15/13		485,000	451,050
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		$ 240,000	$ 242,252
Newfield Exploration Co. 6.625% 9/1/14		90,000	89,550
Nexen, Inc. 5.875% 3/10/35		600,000	580,207
Northwest Pipeline Corp. 7% 6/15/16		300,000	307,500
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		55,000	55,000
8.25% 3/15/13		390,000	410,475
Pan American Energy LLC 7.75% 2/9/12 (f)		555,000	564,713
Pemex Project Funding Master Trust:
7.75%		1,468,000	1,523,050
8.625% 2/1/22		300,000	371,250
Petrobras Energia SA 9.375% 10/30/13		55,000	61,875
Petrohawk Energy Corp. 9.125% 7/15/13		1,270,000	1,317,625
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		411,541	409,998
8.22% 4/1/17 (f)		450,000	443,250
Plains All American Pipeline LP 6.65% 1/15/37 (f)		3,055,000	3,205,880
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		390,000	376,350
7.375% 7/15/13		440,000	445,500
Ras Laffan LNG III 6.332% 9/30/27 (f)		1,840,000	1,935,054
Ship Finance International Ltd. 8.5% 12/15/13		330,000	325,875
Southern Star Central Corp. 6.75% 3/1/16		60,000	60,180
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (f)		440,000	444,400
Teekay Shipping Corp. 8.875% 7/15/11		30,000	32,100
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16		100,000	100,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		215,000	217,688
Williams Companies, Inc.:
7.125% 9/1/11		255,000	263,925
7.625% 7/15/19		30,000	31,800
7.875% 9/1/21		35,000	37,406
8.125% 3/15/12		280,000	301,350
8.75% 3/15/32		165,000	185,625
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (f)		100,000	102,625
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
10% 11/2/28		$ 125,000	$ 148,906
yankee 9.125% 2/24/09		275,000	290,125
			28,285,341
TOTAL ENERGY			29,604,954
FINANCIALS - 2.2%
Capital Markets - 0.3%
E*TRADE Financial Corp.:
7.375% 9/15/13		440,000	453,200
7.875% 12/1/15		400,000	426,000
8% 6/15/11		815,000	847,600
JPMorgan Chase Capital XX 6.55% 9/29/36		6,015,000	6,348,917
			8,075,717
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (h)		1,025,000	1,013,469
Bank of America NA 6% 10/15/36		3,125,000	3,309,878
Development Bank of Philippines 8.375% 12/31/49 (h)		200,000	210,500
Dresdner Bank AG 10.375% 8/17/09 (f)		1,050,000	1,144,500
HSBC Holdings PLC 6.5% 5/2/36		500,000	554,399
KeyCorp Capital Trust VII 5.7% 6/15/35		4,340,000	4,196,988
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		100,000	103,500
UBS Luxembourg SA:
8% 2/11/10		660,000	682,275
8.25% 5/23/16		220,000	228,800
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		400,000	431,600
			11,875,909
Consumer Finance - 0.3%
Ford Motor Credit Co.:
5.7% 1/15/10		190,000	180,923
6.625% 6/16/08		840,000	835,313
7% 10/1/13		1,050,000	1,000,125
8.625% 11/1/10		900,000	925,012
9.8238% 4/15/12 (h)		1,000,000	1,060,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.: - continued
9.875% 8/10/11		$ 300,000	$ 320,957
General Motors Acceptance Corp.:
6.125% 2/1/07		600,000	600,250
6.75% 12/1/14		1,135,000	1,157,700
6.875% 9/15/11		950,000	973,750
8% 11/1/31		1,300,000	1,449,500
Triad Acquisition Corp. 11.125% 5/1/13		55,000	51,013
			8,554,543
Diversified Financial Services - 0.9%
BAC Capital Trust XI 6.625% 5/23/36		6,650,000	7,368,692
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		320,000	327,600
Citigroup, Inc. 6.125% 8/25/36		8,375,000	8,994,482
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		500,000	517,500
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	7,352,417
TMK Capital 8.5% 9/29/09		300,000	307,890
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,010,000	1,027,675
			25,896,256
Insurance - 0.0%
UnumProvident Corp. 7.625% 3/1/11		77,000	82,799
Real Estate Investment Trusts - 0.1%
HMB Capital Trust V 8.99% 12/15/36 (f)(h)		270,000	261,900
Host Hotels & Resorts LP 6.875% 11/1/14 (f)		460,000	465,750
iStar Financial, Inc. 5.95% 10/15/13 (f)		300,000	305,568
Omega Healthcare Investors, Inc.:
7% 4/1/14		870,000	872,175
7% 1/15/16		400,000	398,500
Senior Housing Properties Trust:
7.875% 4/15/15		613,000	639,053
8.625% 1/15/12		500,000	541,250
The Rouse Co. 5.375% 11/26/13		100,000	94,196
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	99,000
Ventas Realty LP:
6.5% 6/1/16		150,000	151,125
6.625% 10/15/14		865,000	874,731
6.75% 4/1/17		310,000	315,038
			5,018,286
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 915,000	$ 915,000
8.125% 6/1/12		485,000	500,763
CB Richard Ellis Services, Inc. 9.75% 5/15/10		10,000	10,675
EOP Operating LP:
7.25% 6/15/28		129,000	159,917
7.5% 4/19/29		2,641,000	3,372,264
7.875% 7/15/31		157,000	210,347
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	102,000
			5,270,966
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 6.375% 6/30/10		45,000	46,073
Saxon Capital, Inc. 12% 5/1/14 (f)		125,000	166,250
			212,323
TOTAL FINANCIALS			64,986,799
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13		80,000	86,400
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15		310,000	334,025
Community Health Systems, Inc. 6.5% 12/15/12		80,000	77,000
Concentra Operating Corp.:
9.125% 6/1/12		10,000	10,488
9.5% 8/15/10		110,000	115,368
CRC Health Group, Inc. 10.75% 2/1/16		350,000	371,000
DaVita, Inc.:
6.625% 3/15/13		290,000	287,100
7.25% 3/15/15		615,000	616,538
HCA, Inc.:
9.125% 11/15/14 (f)		440,000	459,250
9.25% 11/15/16 (f)		860,000	898,700
9.625% 11/15/16 pay-in-kind (f)		290,000	303,775
HealthSouth Corp. 10.75% 6/15/16 (f)		300,000	319,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		350,000	346,500
Multiplan, Inc. 10.375% 4/15/16 (f)		600,000	600,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
ResCare, Inc. 7.75% 10/15/13		$ 490,000	$ 493,675
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	116,250
9.875% 3/15/15		180,000	187,200
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)		100,000	110,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		100,000	102,500
Tenet Healthcare Corp.:
6.375% 12/1/11		375,000	343,125
6.5% 6/1/12		15,000	13,538
7.375% 2/1/13		675,000	617,625
9.25% 2/1/15		1,000,000	987,500
U.S. Oncology, Inc.:
9% 8/15/12		280,000	291,200
10.75% 8/15/14		80,000	88,000
			8,176,257
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)		100,000	77,750
Mylan Laboratories, Inc. 6.375% 8/15/15		60,000	59,100
VWR International, Inc.:
6.875% 4/15/12		30,000	30,000
8% 4/15/14		30,000	30,488
			197,338
TOTAL HEALTH CARE			8,373,595
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.0%
Alliant Techsystems, Inc. 6.75% 4/1/16		300,000	298,500
Bombardier, Inc.:
6.3% 5/1/14 (f)		340,000	313,650
6.75% 5/1/12 (f)		355,000	342,575
8% 11/15/14 (f)		160,000	161,200
			1,115,925
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		50,000	50,625
6.977% 11/23/22		328,043	322,302
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.377% 5/23/19		$ 100,852	$ 97,827
7.379% 11/23/17		34,237	33,038
AMR Corp. 9% 8/1/12		485,000	515,313
Continental Airlines, Inc.:
8.5225% 6/2/13 (h)		100,000	101,750
9.558% 9/1/19		273,414	296,655
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		84,282	84,704
7.73% 9/15/12		21,945	22,000
8.499% 11/1/12		23,360	23,710
9.798% 4/1/21		383,999	418,559
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)		1,450,000	870,000
8.3% 12/15/29 (b)		1,000,000	600,000
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12		85,157	84,305
Northwest Airlines, Inc. 9.875% 3/15/07 (b)		600,000	510,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17		7,800	7,098
7.626% 4/1/10		24,160	23,194
United Airlines pass thru trust certificates:
7.032% 4/1/12		1,404,865	1,429,450
7.186% 10/1/12		3,481,224	3,546,497
			9,037,027
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10		20,000	21,300
Nortek, Inc. 8.5% 9/1/14		100,000	96,500
			117,800
Commercial Services & Supplies - 0.2%
Adesa, Inc. 7.625% 6/15/12		250,000	248,125
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		445,000	438,325
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	357,050
7.125% 5/15/16		400,000	395,000
7.25% 3/15/15		800,000	800,000
7.875% 4/15/13		120,000	123,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo Corp. 7.875% 12/1/13		$ 463,000	$ 442,165
FTI Consulting, Inc.:
7.625% 6/15/13		355,000	363,875
7.75% 10/1/16 (f)		400,000	414,000
Mac-Gray Corp. 7.625% 8/15/15		350,000	353,500
Rental Service Co. 9.5% 12/1/14 (f)		330,000	334,950
			4,270,590
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		220,000	217,800
Industrial Conglomerates - 0.1%
Nell AF Sarl 8.375% 8/15/15 (f)		75,000	76,688
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (f)		3,075,000	3,254,113
			3,330,801
Machinery - 0.0%
Case New Holland, Inc. 7.125% 3/1/14		350,000	351,750
Chart Industries, Inc. 9.125% 10/15/15 (f)		40,000	42,000
Columbus McKinnon Corp. 8.875% 11/1/13		20,000	20,950
Commercial Vehicle Group, Inc. 8% 7/1/13		330,000	319,275
Invensys PLC 9.875% 3/15/11 (f)		49,000	52,920
Park-Ohio Industries, Inc. 8.375% 11/15/14		200,000	181,000
			967,895
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		471,000	522,810
H-Lines Finance Holding Corp. 0% 4/1/13 (c)		126,000	116,864
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12		332,000	346,940
OMI Corp. 7.625% 12/1/13		95,000	97,375
			1,083,989
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (f)		400,000	384,000
7.75% 5/15/16 (f)		400,000	384,000
Hertz Corp.:
8.875% 1/1/14 (f)		700,000	728,875
10.5% 1/1/16 (f)		360,000	390,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern Railway Co. 7.5% 6/15/09		$ 400,000	$ 404,000
TFM SA de CV 9.375% 5/1/12		65,000	69,469
			2,360,944
Trading Companies & Distributors - 0.1%
Ahern Rentals, Inc. 9.25% 8/15/13		400,000	415,000
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	317,250
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	282,563
H&E Equipment Services, Inc. 8.375% 7/15/16		160,000	166,800
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12		400,000	434,000
Penhall International Corp. 12% 8/1/14 (f)		250,000	268,750
			1,884,363
Transportation Infrastructure - 0.3%
BNSF Funding Trust I 6.613% 12/15/55 (h)		9,030,000	9,337,372
TOTAL INDUSTRIALS			33,724,506
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		520,000	516,100
Lucent Technologies, Inc. 6.5% 1/15/28		400,000	360,000
Nortel Networks Corp.:
9.6238% 7/15/11 (f)(h)		200,000	207,000
10.125% 7/15/13 (f)		500,000	529,375
			1,612,475
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		600,000	593,250
Electronic Equipment & Instruments - 0.1%
Celestica, Inc.:
7.625% 7/1/13		195,000	192,563
7.875% 7/1/11		350,000	351,750
NXP BV:
7.875% 10/15/14 (f)		605,000	621,638
9.5% 10/15/15 (f)		615,000	633,450
			1,799,401
IT Services - 0.1%
Iron Mountain, Inc.:
6.625% 1/1/16		120,000	114,600
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Iron Mountain, Inc.: - continued
7.75% 1/15/15		$ 300,000	$ 303,750
8.625% 4/1/13		210,000	216,300
SunGard Data Systems, Inc.:
9.125% 8/15/13		1,175,000	1,233,750
10.25% 8/15/15		700,000	740,250
			2,608,650
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		130,000	132,925
Xerox Corp.:
6.75% 2/1/17		200,000	212,250
7.2% 4/1/16		465,000	502,200
7.625% 6/15/13		310,000	327,050
			1,174,425
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13		65,000	60,613
9.25% 6/1/16		100,000	98,375
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)		600,000	639,000
Conexant Systems, Inc. 9.1263% 11/15/10 (f)(h)		250,000	253,125
Freescale Semiconductor, Inc.:
7.125% 7/15/14		60,000	64,585
8.875% 12/15/14 (f)(g)		550,000	550,715
9.125% 12/15/14 pay-in-kind (f)(g)		570,000	569,316
9.25% 12/15/14 (f)(g)(h)		290,000	288,202
10.125% 12/15/16 (f)(g)		380,000	383,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11		25,000	21,375
8% 12/15/14		80,000	52,800
Viasystems, Inc. 10.5% 1/15/11		480,000	482,400
			3,464,306
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)		$ 50,000	$ 46,250
Serena Software, Inc. 10.375% 3/15/16		230,000	243,225
			289,475
TOTAL INFORMATION TECHNOLOGY			11,541,982
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		410,000	449,975
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (c)		550,000	462,000
Equistar Chemicals LP 7.55% 2/15/26		350,000	325,938
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		395,000	421,663
Huntsman International LLC 9.875% 3/1/09		71,000	73,219
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16		310,000	322,400
Lyondell Chemical Co.:
8% 9/15/14		500,000	515,000
10.875% 5/1/09		55,000	56,169
Nalco Co. 7.75% 11/15/11		630,000	647,325
Pliant Corp. 0.225% 6/15/09 (d)		60,000	58,800
Rhodia SA 8.875% 6/1/11		300,000	313,500
Rockwood Specialties Group, Inc. 7.5% 11/15/14		150,000	151,500
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12		800,000	838,000
			4,635,489
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		30,000	30,375
U.S. Concrete, Inc. 8.375% 4/1/14		350,000	338,625
			369,000
Containers & Packaging - 0.1%
Ball Corp. 6.625% 3/15/18		500,000	495,000
BWAY Corp. 10% 10/15/10		105,000	109,988
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		200,000	206,000
Crown Cork & Seal, Inc. 8% 4/15/23		105,000	101,850
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12		50,000	49,750
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Graham Packaging Co. LP/GPC Capital Corp.: - continued
9.875% 10/15/14		$ 395,000	$ 391,050
Graphic Packaging International, Inc. 8.5% 8/15/11		120,000	123,300
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		15,000	14,100
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		15,000	15,488
8.875% 2/15/09		350,000	357,875
Owens-Illinois, Inc.:
7.35% 5/15/08		50,000	50,250
7.5% 5/15/10		395,000	398,950
7.8% 5/15/18		45,000	43,875
8.1% 5/15/07		410,000	414,100
Tekni-Plex, Inc. 10.875% 8/15/12 (f)		40,000	44,600
			2,816,176
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		145,000	152,133
CSN Islands X Corp. (Reg. S) 9.5%		306,000	315,945
Evraz Securities SA 10.875% 8/3/09		600,000	657,000
FMG Finance Pty Ltd.:
9.405% 9/1/11 (f)(h)		150,000	145,875
10.625% 9/1/16 (f)		195,000	196,219
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		375,000	380,625
10.125% 2/1/10		45,000	47,250
Newmont Mining Corp. 5.875% 4/1/35		405,000	391,685
Novelis, Inc. 8.25% 2/15/15 (f)(h)		460,000	446,200
RathGibson, Inc. 11.25% 2/15/14 (f)		50,000	52,500
Vale Overseas Ltd. 6.875% 11/21/36		2,695,000	2,758,686
			5,544,118
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14		30,000	28,725
8.2488% 10/15/12 (h)		30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13		450,000	455,625
Georgia-Pacific Corp.:
7.375% 12/1/25		15,000	14,606
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Georgia-Pacific Corp.: - continued
7.7% 6/15/15		$ 400,000	$ 410,000
7.75% 11/15/29		10,000	9,950
8% 1/15/24		130,000	131,950
8.125% 5/15/11		605,000	632,225
Millar Western Forest Products Ltd. 7.75% 11/15/13		120,000	104,400
P.H. Glatfelter Co. 7.125% 5/1/16 (f)		230,000	231,725
Stone Container Corp. 8.375% 7/1/12		400,000	387,000
Stone Container Finance Co. 7.375% 7/15/14		400,000	362,000
			2,798,206
TOTAL MATERIALS			16,162,989
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 6.8% 5/15/36		2,000,000	2,187,078
British Telecommunications PLC 8.875% 12/15/30		145,000	204,548
Embarq Corp.:
6.738% 6/1/13		85,000	88,321
7.995% 6/1/36		1,101,000	1,191,595
Eschelon Operating Co. 8.375% 3/15/10		396,000	382,635
GCI, Inc. 7.25% 2/15/14		50,000	48,625
Hanarotelecom, Inc. 7% 2/1/12 (f)		160,000	159,600
Intelsat Ltd.:
6.5% 11/1/13		40,000	33,200
7.625% 4/15/12		20,000	18,100
9.25% 6/15/16 (f)		850,000	909,500
11.25% 6/15/16 (f)		1,400,000	1,536,500
Level 3 Financing, Inc.:
9.25% 11/1/14 (f)		310,000	313,488
12.25% 3/15/13		1,050,000	1,186,500
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		75,000	79,406
NTL Cable PLC:
8.75% 4/15/14		300,000	313,500
9.125% 8/15/16		610,000	643,550
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		155,000	155,775
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.:
7% 8/3/09		$ 50,000	$ 50,625
7.25% 2/15/11		285,000	290,700
7.625% 8/3/21		20,000	19,900
Qwest Communications International, Inc.:
7.5% 2/15/14		1,360,000	1,400,800
7.5% 2/15/14		60,000	61,650
8.8738% 2/15/09 (h)		340,000	345,100
Qwest Corp.:
7.5% 10/1/14 (f)		500,000	531,250
7.625% 6/15/15		610,000	648,918
8.64% 6/15/13 (h)		90,000	97,200
SBC Communications, Inc.:
6.15% 9/15/34		500,000	507,238
6.45% 6/15/34		220,000	231,385
Sprint Capital Corp. 8.75% 3/15/32		6,890,000	8,627,251
Telecom Italia Capital SA:
6% 9/30/34		500,000	467,305
7.2% 7/18/36		3,620,000	3,875,391
Telefonica de Argentina SA 9.125% 11/7/10		394,000	423,550
Telefonica Emisiones SAU 7.045% 6/20/36		8,825,000	9,624,351
Telenet Group Holding NV 0% 6/15/14 (c)(f)		52,000	46,800
U.S. West Capital Funding, Inc. 6.375% 7/15/08		375,000	375,000
U.S. West Communications:
6.875% 9/15/33		415,000	401,513
7.5% 6/15/23		300,000	305,250
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,320,654
Wind Acquisition Finance SA 10.75% 12/1/15 (f)		350,000	394,625
Windstream Corp.:
8.125% 8/1/13 (f)		200,000	215,500
8.625% 8/1/16 (f)		350,000	380,170
			45,094,047
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35		780,000	770,245
American Tower Corp. 7.5% 5/1/12		105,000	108,675
Centennial Communications Corp. 10% 1/1/13		450,000	469,125
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		$ 310,000	$ 312,325
Cricket Communications, Inc. 9.375% 11/1/14 (f)		480,000	492,600
Digicel Ltd. 9.25% 9/1/12 (f)		820,000	865,100
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		1,000,000	966,250
8.375% 3/15/13		1,000,000	1,037,500
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (h)		195,000	202,800
Megafon SA 8% 12/10/09		300,000	310,125
MetroPCS Wireless, Inc. 9.25% 11/1/14 (f)		600,000	608,250
Millicom International Cellular SA 10% 12/1/13		265,000	287,525
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		536,000	560,790
8.375% 10/14/10 (f)		885,000	931,905
Nextel Communications, Inc. 7.375% 8/1/15		150,000	154,875
Rogers Communications, Inc.:
8% 12/15/12		355,000	375,413
9.625% 5/1/11		26,000	29,445
Rural Cellular Corp.:
8.25% 3/15/12		360,000	373,500
9.75% 1/15/10		100,000	102,250
Stratos Global Corp. 9.875% 2/15/13		150,000	145,125
Telecom Personal SA 9.25% 12/22/10 (f)		590,000	620,975
			9,724,798
TOTAL TELECOMMUNICATION SERVICES			54,818,845
UTILITIES - 1.2%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14		70,000	73,588
Chivor SA E.S.P. 9.75% 12/30/14 (f)		493,000	548,463
Mirant Americas Generation LLC:
8.3% 5/1/11		400,000	405,000
8.5% 10/1/21		350,000	348,250
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		655,000	668,100
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10		$ 360,000	$ 370,800
Nevada Power Co.:
5.875% 1/15/15		40,000	40,383
6.5% 4/15/12		50,000	51,928
6.5% 5/15/18		790,000	819,941
Reliant Energy, Inc. 6.75% 12/15/14		400,000	388,000
Sierra Pacific Power Co. 6% 5/15/16		50,000	50,875
Sierra Pacific Resources 7.803% 6/15/12		290,000	304,500
			4,069,828
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16		600,000	622,500
El Paso Energy Corp. 6.75% 5/15/09		25,000	25,313
NiSource Finance Corp. 5.45% 9/15/20		1,905,000	1,816,097
Sonat, Inc.:
6.625% 2/1/08		20,000	20,100
6.75% 10/1/07		15,000	15,094
Transportadora de Gas del Sur SA:
(Reg. S) 6.5% 12/15/10 (d)		788,356	786,385
7.5% 12/15/13 (d)		295,000	302,375
7.5% 12/15/13 (d)(f)		50,000	51,250
7.5% 12/15/13 (d)		204,800	206,336
			3,845,450
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		1,400,000	1,477,000
8.75% 6/15/08		2,000	2,070
8.75% 5/15/13 (f)		35,000	37,538
8.875% 2/15/11		982,000	1,055,650
9% 5/15/15 (f)		625,000	671,875
9.375% 9/15/10		7,000	7,595
9.5% 6/1/09		19,000	20,354
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11		170,000	181,050
8.25% 4/15/12 (f)		90,000	98,325
Mirant North America LLC 7.375% 12/31/13		1,020,000	1,032,750
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,300,000
Corporate Bonds - continued
		Principal Amount	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16		$ 1,280,000	$ 1,280,000
Tenaska Alabama Partners LP 7% 6/30/21 (f)		484,605	484,605
TXU Corp. 5.55% 11/15/14		3,140,000	3,019,038
			10,667,850
Multi-Utilities - 0.6%
CMS Energy Corp.:
6.3% 2/1/12		760,000	761,900
8.5% 4/15/11		545,000	594,050
9.875% 10/15/07		135,000	139,556
Dominion Resources, Inc. 5.95% 6/15/35		3,545,000	3,608,193
MidAmerican Energy Holdings, Co. 6.125% 4/1/36		11,405,000	11,954,903
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	111,300
			17,169,902
TOTAL UTILITIES			35,753,030
TOTAL NONCONVERTIBLE BONDS			320,843,165
TOTAL CORPORATE BONDS (Cost $304,239,160)			320,890,477
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 0.6%
Fannie Mae:
3.25% 1/15/08		8,000,000	7,851,096
4.375% 7/17/13		8,745,000	8,535,697
Freddie Mac 5.25% 11/5/12		280,000	278,337
Tennessee Valley Authority 5.375% 4/1/56		385,000	408,290
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			17,073,420
U.S. Treasury Inflation Protected Obligations - 5.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10		3,213,600	3,063,851
2% 1/15/14		122,117,753	120,634,501
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 4/15/11		$ 2,044,800	$ 2,056,761
3.5% 1/15/11		23,319,600	24,512,124
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			150,267,237
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bond - principal STRIPS:
2/15/15		78,530,000	54,594,213
5/15/30		35,870,000	12,256,382
U.S. Treasury Bonds 6.25% 5/15/30		7,453,000	9,174,181
U.S. Treasury Notes:
4.25% 8/15/13 (e)		66,769,000	66,062,183
4.5% 9/30/11		44,855,000	44,942,602
4.625% 10/31/11 (g)		75,000,000	75,582,808
4.75% 5/15/14 (e)		33,615,000	34,254,458
U.S. Treasury Notes - principal STRIPS:
8/15/10		131,350,000	111,543,339
2/15/12		75,970,000	60,506,990
TOTAL U.S. TREASURY OBLIGATIONS			468,917,156
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $621,050,927)			636,257,813
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 9.7%
5% 12/1/36 (g)		92,810,011	90,655,250
5% 12/12/36 (g)		20,000,000	19,535,662
5.5% 12/1/36 (g)		54,265,689	54,056,055
5.5% 12/1/36 (g)		50,000,000	49,806,845
6% 12/1/21 (g)		1,458,555	1,484,537
6% 12/1/36 (g)		20,000,000	20,210,874
6% 12/1/36 (g)		25,000,000	25,263,593
6% 12/12/36 (g)		20,000,000	20,210,874
6.5% 12/1/36 (g)		8,682,350	8,858,528
TOTAL FANNIE MAE			290,082,218
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount	Value
Freddie Mac - 1.4%
6% 12/1/36 (g)		$ 30,000,000	$ 30,328,029
6% 12/1/36 (g)		9,946,113	10,054,867
TOTAL FREDDIE MAC			40,382,896
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $323,386,736)			330,465,114
Asset-Backed Securities - 1.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (h)		125,000	125,369
Class M2, 6.42% 2/25/34 (h)		125,000	126,177
Series 2005-SD1 Class A1, 5.72% 11/25/50 (h)		58,225	58,356
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (f)(h)		188,050	191,341
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (h)		725,000	729,854
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.68% 12/15/33 (h)		5,253	5,253
Series 2004-HE2 Class M1, 5.87% 4/25/34 (h)		375,000	377,739
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (h)		425,000	426,126
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,507,211
Class D, 7.16% 1/15/13 (f)		160,000	160,781
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	342,542
Class C, 5.77% 5/20/10 (f)		325,000	327,513
Class D, 6.15% 4/20/11 (f)		550,000	554,204
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (f)(h)		500,000	501,250
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.33% 8/25/36 (f)(h)		290,000	249,128
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.52% 5/15/09 (h)		220,000	219,987
Concord Real Estate CDO Ltd./LLC Series 2006-1A:
Class E, 6.52% 12/25/46 (g)(h)		250,000	250,000
Class F, 7.07% 12/25/46 (f)(g)(h)		250,000	250,000
Asset-Backed Securities - continued
		Principal Amount	Value
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		$ 1,859,900	$ 1,840,185
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (h)		410,000	411,411
Series 2004-3 Class M1, 5.82% 6/25/34 (h)		75,000	75,338
Series 2005-1:
Class MV1, 5.72% 7/25/35 (h)		185,000	185,603
Class MV2, 5.76% 7/25/35 (h)		220,000	220,831
Series 2005-3 Class MV1, 5.74% 8/25/35 (h)		4,750,000	4,764,808
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	241,339
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (h)		25,000	25,039
Class M4, 6.22% 3/25/34 (h)		25,000	25,088
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,190,670
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	909,501
Fremont Home Loan Trust Series 2004-A Class M1, 5.87% 1/25/34 (h)		225,000	225,503
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,425,000	1,415,923
GSAMP Trust Series 2004-FM2 Class M1, 5.82% 1/25/34 (h)		249,683	249,678
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2% 8/25/33 (h)		20,726	20,732
Series 2004-3 Class M2, 6.52% 8/25/34 (h)		120,000	121,245
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	244,338
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (h)		95,963	96,171
Class M2, 5.81% 1/20/35 (h)		72,621	72,871
Kent Funding III Ltd. Series 2006-3A Class D, 8.47% 10/31/36 (h)		250,000	248,125
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (f)(h)		421,306	425,232
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.23% 7/25/36 (h)		150,000	149,373
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (h)		80,000	80,383
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (h)		94,694	94,801
Class M2, 5.87% 7/25/34 (h)		25,000	25,037
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (h)		90,000	90,671
Series 2003-NC8 Class M1, 6.02% 9/25/33 (h)		34,998	35,084
Asset-Backed Securities - continued
		Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (h)		$ 13,267	$ 13,278
Series 2002-NC1 Class M1, 6.52% 2/25/32 (f)(h)		138,907	142,734
Series 2002-NC3 Class M1, 6.04% 8/25/32 (h)		75,000	75,039
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (h)		75,000	75,393
Class M4, 6.295% 6/25/34 (h)		125,000	125,684
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (h)		2,470,541	2,470,735
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 6.15% 1/25/35 (h)		750,000	755,796
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.34% 6/15/33 (h)		260,000	263,033
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (f)(h)		100,000	87,060
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (f)(h)		4,670,000	4,670,000
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,406,729
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (f)(h)		1,330,000	1,130,082
TOTAL ASSET-BACKED SECURITIES (Cost $31,051,394)			31,103,374
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 1.0%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (h)		208,787	193,021
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		345,182	186,398
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 4.1028% 12/25/33 (h)		83,658	84,518
Series 2004-7 Class 15B4, 5.3048% 8/25/19 (f)(h)		84,715	77,777
Series 2004-B Class 1A1, 3.4572% 3/25/34 (h)		330,389	331,048
Series 2004-C Class 1A1, 3.3269% 4/25/34 (h)		249,641	250,237
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (h)(j)		16,660,958	2,113,859
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (h)		8,115,705	8,131,245
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		157,033	156,250
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		95,287	85,205
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-35 Class B, 4.639% 9/25/18 (h)		$ 187,401	$ 169,682
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (h)		134,358	134,225
Series 2005-2 Class 6A2, 5.6% 6/25/35 (h)		52,657	52,747
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (h)		28,197	28,220
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (h)		63,620	63,723
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(h)		403,318	367,622
Series 2004-3 Class DB4, 5.8427% 4/25/34 (h)		120,101	82,342
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		176,400	149,246
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (f)(h)		400,000	399,992
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (f)(h)		292,766	293,727
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5988% 7/25/30 (h)		209,321	209,606
Series 2003-E Class XA1, 1% 10/25/28 (h)(j)		710,670	3,928
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (h)		4,165,000	3,665,200
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (h)		245,517	245,934
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (f)(h)		42,202	42,835
Class B4, 6.97% 6/10/35 (f)(h)		37,513	38,216
Class B5, 7.57% 6/10/35 (f)(h)		28,135	28,803
Class B6, 8.07% 6/10/35 (f)(h)		14,067	14,419
Series 2004-B:
Class B4, 6.42% 2/10/36 (f)(h)		96,132	97,334
Class B5, 6.87% 2/10/36 (f)(h)		96,132	96,853
Class B6, 7.32% 2/10/36 (f)(h)		96,132	96,373
Series 2004-C:
Class B4, 6.27% 9/10/36 (f)(h)		96,919	98,251
Class B5, 6.67% 9/10/36 (f)(h)		96,919	97,161
Class B6, 7.07% 9/10/36 (f)(h)		96,919	96,919
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.7% 3/20/35 (h)		$ 195,511	$ 195,893
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (h)		651,456	653,949
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 7.32% 9/25/35 (f)(h)		530,000	453,998
Series 2006-BC5 Class B, 7.82% 12/25/36 (h)		1,050,000	891,697
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.6% 10/25/35 (h)		8,000,793	7,990,730
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.51% 10/25/45 (h)		2,388,222	2,388,895
Wells Fargo Mortgage Backed 03-12 Series 2003-12 Class B6, 4.75% 11/25/18 (f)		337,150	187,961
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,916,618)			30,946,039
Commercial Mortgage Securities - 0.8%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.6254% 2/14/29 (f)(h)		750,000	822,305
Series 1997-D4:
Class B2, 7.525% 4/14/29		500,000	553,431
Class B5, 7.525% 4/14/29		129,000	128,234
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (f)		97,643	108,093
Class BWH, 9.073% 10/11/37 (f)		97,643	113,337
Class BWJ, 9.99% 10/11/37 (f)		97,643	117,075
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class D, 5.87% 11/15/15 (f)(h)		58,455	58,463
Class F, 6.22% 11/15/15 (f)(h)		60,000	60,017
Class H, 6.72% 11/15/15 (f)(h)		50,000	50,059
Class J, 7.27% 11/15/15 (f)(h)		55,000	55,093
Class K, 7.92% 11/15/15 (f)(h)		50,000	50,002
Series 2005-ESHA:
Class E, 5.9% 7/14/20 (f)(h)		190,000	190,233
Class F, 6.07% 7/14/20 (f)(h)		110,000	110,134
Class G, 6.2% 7/14/20 (f)(h)		100,000	100,122
Class H, 6.42% 7/14/20 (f)(h)		100,000	100,122
Commercial Mortgage Securities - continued
		Principal Amount	Value
Banc of America Large Loan, Inc.: - continued
Series 2006-ESH:
Class A, 6.18% 7/14/11 (f)(h)		$ 212,580	$ 212,612
Class B, 6.28% 7/14/11 (f)(h)		106,007	105,941
Class C, 6.43% 7/14/11 (f)(h)		212,297	212,328
Class D, 7.06% 7/14/11 (f)(h)		123,385	123,563
Bayview Commercial Asset Trust floater:
Series 2004-1 Class A, 5.68% 4/25/34 (f)(h)		234,420	234,896
Series 2004-2 Class A, 5.75% 8/25/34 (f)(h)		278,987	280,033
Series 2004-3:
Class A1, 5.69% 1/25/35 (f)(h)		261,216	261,951
Class A2, 5.74% 1/25/35 (f)(h)		37,317	37,433
Class M1, 5.82% 1/25/35 (f)(h)		37,317	37,445
Class M2, 6.32% 1/25/35 (f)(h)		37,317	37,649
Citigroup Commercial Mortgage Trust Series 2006-FL2:
Class CNP3, 6.52% 8/16/21 (f)(h)		5,182,308	5,182,308
Class HFL, 6.27% 8/16/21 (f)(h)		400,000	400,000
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (f)(h)		28,571	28,672
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	526,170
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		500,000	528,755
Commercial Mortgage pass thru certificates Series 2001-J1A Class G, 6.9883% 2/14/34 (f)(h)		500,000	536,171
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (h)		500,000	557,721
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	276,466
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.6262% 4/29/39 (f)(h)		372,993	379,054
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-47 Class C, 4.227% 10/16/27		5,917,115	5,802,838
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (f)		200,000	203,315
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	513,704
Series 2003-J10 Class B2, 6.75% 4/15/29 (h)		500,000	516,250
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (f)(h)		250,000	247,377
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A Class J, 7.07% 6/6/20 (f)(h)		250,000	250,156
Series 1998-GLII Class G, 6.9706% 4/13/31 (f)(h)		500,000	531,420
Commercial Mortgage Securities - continued
		Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-RR2:
Class M, 5.689% 6/1/46 (f)(h)		$ 100,000	$ 81,436
Class N, 5.689% 6/1/46 (f)(h)		100,000	74,342
Guggenheim Structure Real Estate Funding Ltd. floater Series 2006-3 Class E, 6.97% 9/25/46 (f)(h)		250,000	250,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class SFL, 6.57% 9/15/21 (f)(h)		500,000	500,000
Merrill Lynch Mortgage Trust Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	273,425
Newcastle CDO VIII floater Series 2006-8A Class 10, 7.5824% 11/1/52 (f)(h)		250,000	249,996
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		353,175	478,464
Real Estate Asset Liquidity Trust Series 2006-2:
Class F, 4.456% 4/12/17 (k)	CAD	107,000	79,546
Class G, 4.456% 4/12/17 (k)	CAD	54,000	38,969
Class H, 4.456% 4/12/17 (k)	CAD	36,000	22,698
Class J, 4.456% 4/12/17 (k)	CAD	36,000	21,041
Class K, 4.456% 4/12/18 (k)	CAD	18,000	9,308
Class L, 4.456% 4/12/18 (k)	CAD	26,000	12,950
Class M, 4.456% 4/12/18 (k)	CAD	130,000	42,087
ROCK 1 CRE CDO LLC floater Series 2006-1A Class H, 6.67625% 12/15/26 (g)(h)		185,000	185,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	91,013
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $22,772,301)			23,051,223
Foreign Government and Government Agency Obligations - 1.6%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		502,851	510,897
5.589% 8/3/12 (h)		1,938,750	1,809,472
7% 3/28/11		1,250,000	1,226,458
7% 9/12/13		805,000	764,057
Brazilian Federative Republic:
8% 1/15/18		191,000	212,965
8.25% 1/20/34		310,000	371,225
8.75% 2/4/25		280,000	343,700
10.5% 7/14/14		140,000	178,150
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Brazilian Federative Republic: - continued
11% 8/17/40		$ 1,370,000	$ 1,821,415
12.25% 3/6/30		470,000	773,150
12.75% 1/15/20		290,000	450,950
Central Bank of Nigeria promissory note 5.092% 1/5/10		260,895	249,266
City of Kiev 8.75% 8/8/08		100,000	103,750
Colombian Republic 11.75% 2/25/20		247,000	353,828
Dominican Republic:
Brady 6.2725% 8/30/09 (h)		77,490	77,374
6.1875% 8/30/24 (h)		1,250,000	1,242,188
9.04% 1/23/18 (f)		54,649	62,655
9.5% 9/27/11		708,111	762,636
Ecuador Republic:
10% 8/15/30 (Reg. S)		1,345,000	1,254,213
12% 11/15/12 (Reg. S)		244,800	241,128
euro par 5% 2/28/25		153,000	113,985
Indonesian Republic:
6.75% 3/10/14		925,000	959,688
7.25% 4/20/15 (f)		60,000	64,128
7.25% 4/20/15		275,000	293,920
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		300,000	310,500
Lebanese Rep Medical Term Nts Regs 7.875% 5/20/11		515,000	511,138
Lebanon, Republic of:
7.125% 3/5/10		50,000	47,500
8.6044% 11/30/09 (f)(h)		105,000	103,425
8.6044% 11/30/09 (h)		1,400,000	1,379,000
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (h)		500,000	517,500
Peruvian Republic:
6.25% 3/7/27 (h)		340,000	333,200
7.35% 7/21/25		375,000	413,438
euro Brady past due interest 5% 3/7/17 (h)		1,132,400	1,121,076
Philippine Republic:
5.3203% 12/1/09 (h)		23,800	23,800
8.25% 1/15/14		1,105,000	1,234,838
8.375% 2/15/11		365,000	398,325
8.875% 3/17/15		150,000	175,320
9% 2/15/13		630,000	722,925
9.875% 1/15/19		845,000	1,087,938
10.625% 3/16/25		665,000	937,650
Republic of Iraq 5.8% 1/15/28 (f)		500,000	327,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount	Value
Russian Federation:
5% 3/31/30 (Reg. S) (d)		$ 2,977,000	$ 3,386,338
12.75% 6/24/28 (Reg. S)		590,000	1,074,538
State of Qatar 9.75% 6/15/30 (Reg. S)		75,000	114,000
Turkish Republic:
7% 9/26/16		555,000	559,856
7.375% 2/5/25		210,000	212,888
11% 1/14/13		1,240,000	1,515,280
11.75% 6/15/10		1,375,000	1,621,813
11.875% 1/15/30		950,000	1,447,563
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		225,000	224,827
Ukraine Government:
6.875% 3/4/11		450,000	461,790
8.9025% 8/5/09 (h)		1,000,000	1,059,000
United Mexican States:
6.75% 9/27/34		3,790,000	4,131,100
7.5% 4/8/33		605,000	716,925
8.3% 8/15/31		665,000	854,525
11.5% 5/15/26		50,000	80,750
Uruguay Republic 8% 11/18/22		721,000	803,915
Venezuelan Republic:
5.375% 8/7/10		265,000	258,640
6% 12/9/20		220,000	200,750
6.3738% 4/20/11 (h)		820,000	815,900
7% 12/1/18 (Reg. S)		220,000	221,100
7.65% 4/21/25		300,000	315,450
9.25% 9/15/27		385,000	479,710
9.375% 1/13/34		335,000	424,445
10.75% 9/19/13		590,000	727,175
13.625% 8/15/18		578,000	864,110
euro Brady FLIRB B 6.25% 3/31/07 (h)		11,900	11,900
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)		90,000	77,288
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $43,974,064)			46,547,847
Floating Rate Loans - 0.1%
		Principal Amount	Value
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (h)		$ 10,000	$ 10,075
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		500,000	500,625
			510,700
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (h)		117,000	115,245
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		250,000	250,625
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (h)		250,000	248,438
			499,063
TOTAL FINANCIALS			614,308
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.8681% 3/16/08 (h)		300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $1,428,350)			1,433,258
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.25% 3/28/13 (h)		104,268	101,662
- Deutsche Bank 6.25% 3/28/13 (h)		12,922	12,599
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $103,187)			114,261
Fixed-Income Funds - 54.3%
		Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (i)		1,465,596	146,691,495
Fidelity 2-5 Year Duration Securitized Bond Central Fund (i)		1,644,065	165,623,066
Fidelity Corporate Bond 1-10 Year Central Fund (i)		4,048,762	409,248,836
Fidelity Floating Rate Central Fund (i)		1,165,536	117,066,436
Fixed-Income Funds - continued
		Shares	Value
Fidelity Mortgage Backed Securities Central Fund (i)		3,659,683	$ 367,395,562
Fidelity Ultra-Short Central Fund (i)		4,161,697	414,088,815
TOTAL FIXED-INCOME FUNDS (Cost $1,598,670,421)			1,620,114,210
Cash Equivalents - 14.2%
		Maturity Amount
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #		$ 322,410,657	322,363,000
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)		101,195,980	101,181,000
TOTAL CASH EQUIVALENTS (Cost $423,544,000)			423,544,000
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $3,401,137,158)			3,464,467,616
NET OTHER ASSETS - (16.2)%			(482,872,902)
NET ASSETS - 100%			$ 2,981,594,714
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	$ 134,000	1,519
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	134,000	1,228
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34

	August 2034	$ 134,000	$ 1,294
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	504
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	492
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	996
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(426)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(390)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	134,482	(508)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 93,286	$ (174)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	101
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	1,421
TOTAL CREDIT DEFAULT SWAPS		1,416,655	6,057
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	(19,589)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(10,279)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	1,977
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	106,224
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	328,326
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	305,736
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	$ 100,000,000	$ 3,249,040
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	4,057,680
TOTAL INTEREST RATE SWAPS		268,635,000	8,019,115
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	Jan. 2007	40,000,000	315,459
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	2,000,000	15,565
TOTAL TOTAL RETURN SWAPS		42,000,000	331,024
		$ 312,051,655	$ 8,356,196
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,507,419 or 2.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $226,597 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Real Estate Asset Liquidity Trust:
Series 2006-2 Class F, 4.456% 4/12/17	10/2/06	$ 80,777
Series 2006-2 Class G, 4.456% 4/12/17	10/2/06	$ 39,498
Series 2006-2 Class H, 4.456% 4/12/17	10/2/06	$ 22,997
Series 2006-2 Class J, 4.456% 4/12/17	10/2/06	$ 21,304
Series 2006-2 Class K, 4.456% 4/12/18	10/2/06	$ 9,417
Series 2006-2 Class L, 4.456% 4/12/18	10/2/06	$ 13,077
Series 2006-2 Class M, 4.456% 4/12/18	10/2/06	$ 43,033
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$322,363,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 11,702,667
BNP Paribas Securities Corp.	3,315,756
Banc of America Securities LLC	101,884,045
Bank of America, NA	19,504,446
Barclays Capital, Inc.	90,838,132
Citigroup Global Markets, Inc.	23,405,335
Countrywide Securities Corp.	26,852,394
Societe Generale, New York Branch	7,801,778
UBS Securities LLC	31,207,113
WestLB AG	5,851,334
$ 322,363,000
$101,181,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 101,181,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,115,618
Fidelity 2-5 Year Duration Securitized Bond Central Fund	714,540
Fidelity Corporate Bond 1-10 Year Central Fund	1,414,887
Fidelity Floating Rate Central Fund	1,782,701
Fidelity Mortgage Backed Securities Central Fund	223,225
Fidelity Ultra-Short Central Fund	5,785,244
Total	$ 11,036,215
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 146,504,007*	$ -	$ 146,691,495	6.8%
Fidelity 2-5 Year Duration Securitizied Bond Central Fund	-	164,446,996*	-	165,623,066	6.5%
Fidelity Corporate Bond 1-10 Year Central Fund	-	405,231,150*	-	409,248,836	6.0%
Fidelity Floating Rate Central Fund	66,958,885	50,000,056	-	117,066,436	6.6%
Fidelity Mortgage Backed Securities Central Fund	-	365,968,286*	-	367,395,562	5.1%
Fidelity Ultra-Short Central Fund	414,088,852	-	-	414,088,815	3.6%
Total	$ 481,047,737	$ 1,132,150,495	$ -	$ 1,620,114,210

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,400,887,080. Net unrealized appreciation aggregated $63,580,536, of which $65,136,942 related to appreciated investment securities and $1,556,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007